As filed with the Securities and Exchange	Registration No. 333-117617
Commission on April 8, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 1	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York
(Name of Depositor)

1000 Woodbury Road.
Woodbury, NY 11797
(Address of Depositor's Principal Executive Offices) (Zip Code)

1-800-233-1351
(Depositor's Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, Hartford, Connecticut 06156

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 29, 2005, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ING INVESTOR ELITE NY
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

The Policy	Fund Managers
Is issued by ReliaStar Life Insurance Company of New York.	Funds managed by the following investment managers are available through the policy:
Is returnable by you during the free look period if you are not satisfied.
Premium Payments	AIM Capital Management, Inc.
Are flexible, so the premium amount and frequency may vary.	Alliance Capital Management LP
Are allocated to the variable account and the fixed account, based on your instructions.	American Century Investment Management, Inc.
Are subject to specified fees and charges.	BAMCO, Inc.
The Policy Value	Baring International Investment Limited
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Capital Research and Management Company
Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.	Evergreen Investment Management Company, LLC
Has a minimum guaranteed rate of return for amounts in the fixed account.	Fidelity Management & Research Company
Is subject to specified fees and charges, including possible surrender charges.	ING Investment Management Co.
J.P. Morgan Investment Management, Inc.
Death Benefit Proceeds	Julius Baer Investment Management, LLC
Are paid if your policy is in force when the insured person dies.	Legg Mason Funds Management, Inc.
Are calculated under your choice of options:	Marsico Capital Management, LLC
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;	Massachusetts Financial Services Company
Mercury Advisors

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
Morgan Stanley Investment Management, Inc. (d/b/a/ Van Kampen)
Neuberger Berman Management, Inc.
OppenheimerFunds, Inc.

  Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
Pacific Investment Management Company LLC
Pioneer Investment Management, Inc.
Salomon Brothers Asset Management Inc.
Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.	T. Rowe Price Associates, Inc.
UBS Global Asset Management (Americas) Inc.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know before purchasing the ING Investor Elite NY variable universal life insurance policy. Please read it carefully and keep it for future reference.

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 29, 2005.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Termination of Coverage ................................	50
The Policy's Features and Benefits ...............	3	TAX CONSIDERATIONS ............................	52
Factors You Should Consider Before		Tax Status of the Company ..............................	52
Purchasing a Policy ............................	6	Tax Status of the Policy .................................	53
Fees and Charges ....................................	8	Diversification and Investor Control Requirements .	53
THE COMPANY, THE FIXED ACCOUNT		Tax Treatment of Policy Death Benefits ..............	54
AND THE VARIABLE ACCOUNT ......	19	Distributions Other than Death Benefits ...............	54
ReliaStar Life Insurance Company of New York..............................................	19	Other Tax Matters ........................................	56
		ADDITIONAL INFORMATION ....................	58
The Investment Options ............................	19	General Policy Provisions ...............................	58
DETAILED INFORMATION ABOUT THE		Distribution of the Policies..............................	65
POLICY ........................................	22	Trading - Industry Developments .............................	67
Purchasing a Policy .................................	22	Legal Proceedings ........................................	67
Fees and Charges ....................................	25	Financial Statements .....................................	67
Death Benefits .......................................	31	APPENDIX A ............................................	A-1
Additional Insurance Benefits .....................	37	APPENDIX B ..........................................................	B-1
Policy Value ..........................................	41	MORE INFORMATION IS AVAILABLE ........	Back Cover
Special Features and Benefits .....................	44

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	22	Policy Date ...................................	22
Fixed Account ...............................	4	Policy Value .................................	1
Fixed Account Value ........................	19	Preferred Loans ..............................	56
Loan Account ................................	43	Segment or Coverage Segment ............	32
Loan Account Value ........................	43	Surrender Value .............................	4
Monthly Processing Date ..................	27	Valuation Date ..............................	42
Net Premium .................................	3	Variable Account ...........................	4
Net Policy Value .....................................	4	Variable Account Value ....................	42

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company of New York. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5033 2001 21st Avenue N.W. Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

2 - ING Investor Elite NY

POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 23.	You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 25.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look period is ten days from your receipt of the policy.
During the free look period, your net premium will be allocated to the subaccount which invests in the ING Liquid Assets Portfolio.
Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.
Temporary Insurance See Temporary Insurance, page 25.	If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.
If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage is $500,000. Otherwise, the maximum amount of temporary insurance coverage is $250,000.
Death Benefits See Death Benefits, page 31.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
You may choose between one of three death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

    After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 41.

We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

ING Investor Elite NY - 3

Death Benefit Guarantees See Death Benefit Guarantees, page 36.

    Until the earlier of your fifth policy anniversary or the end of the Basic Death Benefit Guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

Thereafter, your policy will not lapse as long as your policy value minus the loan account value (the "net policy value") is enough to pay the periodic fees and charges, when due.

    However, the policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:

    The Basic Death Benefit Guarantee is standard on every policy. For issue ages 0-64, this guarantee generally lasts for the lesser of 15 years or to age 70. For issue ages 65 and above, this guarantee generally lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee; and

    The Lifetime Death Benefit Guarantee is an optional rider benefit that may be available, but only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Lifetime Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this guarantee.

A death benefit guarantee may not be available or the length of a guarantee period may be limited for substandard rated policies or policies with certain selected options or benefits.
Rider Benefits See Additional Insurance Benefits, page 37.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for optional rider benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 19.	You may allocate your net premiums to the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of subaccounts which invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 3.00%.
Transfers See Transfers, page 45.

    You currently may make an unlimited number of transfers between the subaccounts and to the fixed account. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.

4 - ING Investor Elite NY

Asset Allocation Programs See Dollar Cost Averaging, page 46. See Automatic Rebalancing, page 47.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
Loans See Loans, page 44.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
Generally a loan must be at least $500 and may not exceed 90% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate of 3.00%.
We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate currently equal to 4.76%.

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 2.91% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 49.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow one partial withdrawal each year during the first ten policy years and 12 partial withdrawals each policy year thereafter.
A partial withdrawal must be at least $500.
In policy years two through ten you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and policy value.
Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 50.	You may surrender your policy for its surrender value any time before the death of the insured person.
If you surrender your policy or decrease the amount of your insurance coverage, you may incur a surrender charge.

    Surrender charges apply for ten policy years and for ten years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the surrender charge period.

Surrender charge rates vary by gender, risk class and age at issue.

    For a decrease in your insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.

If the surrender charge exceeds the available net policy value, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.
ING Investor Elite NY - 5
Reinstatement See Reinstatement, page 51.	Reinstatement means putting a lapsed policy back in force.
You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
You will need to pay the required reinstatement premium.
If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 25.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 51.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.
Investment Risk See The Variable Account, page 20.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the subaccounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;

6 - ING Investor Elite NY

Investment Risk (Continued)	Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
Exchanges See Purchasing a Policy, page 22.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 52.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation See Distribution of the Policies, page 65.	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

    We generally pay more compensation for base insurance coverage than for coverage under the Term Insurance Rider. Discuss with your agent/registered representative the right blend of base coverage and term rider coverage for you.

Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative if you would like information about these other products.

ING Investor Elite NY - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Transaction Fees and Charges, page 26.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	4.50% of each premium payment.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$25 - maximum.
$10 - current.
Surrender Charge [1]	Deducted when you surrender your policy or decrease your insurance coverage.	Maximum rates - $39.86 per $1,000 of insurance coverage.
Minimum rates - $2.63 per $1,000 of insurance coverage.
Rates for a representative insured person - $15.74 per $1,000 of insurance coverage. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Transfer Charge	Deducted each time you make a transfer between investment options.	$25 - maximum.
$0 - current.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$50 - maximum.
$0 - current.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$50 - maximum.
$0 - current.
Accelerated Death Benefit Rider Charge	On the date the acceleration request is processed.	$300 per acceleration request.
[1]

  The rates shown are for the first segment year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth segment year.

8 - ING Investor Elite NY

  Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 44.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [2]	On the monthly processing date.	Maximum Rates per $1,000 of insurance coverage -
$20.68 - guaranteed.
$9.24 - current.
Minimum Rates per $1,000 of insurance coverage -
$0.06 - guaranteed.
$0.04 - current.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.25 - guaranteed.
$0.16 - current.
The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect greater than or equal to $250,000.
Administrative Charge	On the monthly processing date.	$10 - guaranteed.
$8.50 - current.
Monthly Amount Charge [2]	On the monthly processing date during the first ten policy years (or ten years following an increase in your insurance coverage).	Maximum Rates - $1.08 per $1,000 of insurance coverage.
Minimum Rates - $0.05 per $1,000 of insurance coverage.

    Rates for a representative insured person - $0.11 per $1,000 of insurance coverage. The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect greater than or equal to $250,000.

Mortality and Expense Risk Charge [3]	On the monthly processing date.	0.04% (0.50% annually) of variable account value (after the other monthly fees and charges are deducted) in policy years 1 - 10.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	4.76% annually of the amount held in the loan account for non-preferred loans.
2.91% annually of the amount held in the loan account for preferred loans.
[2]

  The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and the monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue and age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for an insured person in the substandard risk class is $83.33 per $1,000 of insurance coverage.

[3]

  The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 29, for the monthly rate without rounding.

ING Investor Elite NY - 9

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Rider Fees and Charges, page 29.
Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider[4]	On the monthly processing date.	Maximum Rates - $0.11 per $1,000 of rider benefit.
Minimum Rates - $0.07 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Additional Insured Rider[4]	On the monthly processing date.	Maximum Rates - $1.91 per $1,000 of rider benefit.
Minimum Rates - $0.08 per $1,000 of rider benefit.
Rates for a representative additional insured person - $0.16 per $1,000 of rider benefit. The representative additional insured person is a female, age 35 in the standard no tobacco risk class.
Term Insurance Rider [4]	On the monthly processing date to age 80.	Maximum Rates per $1,000 of rider benefit -
$4.66 - guaranteed.
$2.10 - current.
Minimum Rates per $1,000 of rider benefit -
$0.06 - guaranteed.
$0.04 - current.
Rates for a representative insured person per $1,000 of rider benefit -
$0.19 - guaranteed.
$0.10 - current.
The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Total Disability Specified Premium Rider [4]	On the monthly processing date.	Maximum Rates - $0.17 per $1 of the specified amount of premium.
Minimum Rates - $0.04 per $1 of the specified amount of premium.
Rates for a representative insured person - $0.05 per $1 of the specified amount of premium. The representative insured person is a male, age 40 in the preferred no tobacco risk class.

10 - ING Investor Elite NY

Optional Rider Fees and Charges, continued
Rider	When Deducted	Amount Deducted
Waiver of Monthly Deduction Rider [4]	On the monthly processing date.	Maximum Rates - $0.48 per $1 of the periodic fees and charges due each month.
Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.
Rates for a representative insured person - $0.06 per $1 of the periodic fees and charges due each month. The representative insured person is a male, age 40 in the preferred no tobacco risk class.

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

  Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses [5]	0.27%	1.74%
Total Net Annual Fund Expenses 5. 6	0.27%	1.31%
[5]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

  The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all of the funds available through the policy, 24 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

ING Investor Elite NY - 11

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fund Fees and Expenses, page 30. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
ING AIM Mid Cap Growth Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid-Cap Growth Portfolio (Class I) [4,5]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) [2]	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) [4]	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [6,7]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [8]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [4,5,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class I) [6,7]	0.40%	--	0.15%	0.55%	0.02%	0.53%
ING Julius Baer Foreign Portfolio (Class I) [8]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [5,8]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [2]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [8]	0.27%	--	0.02%	0.29%	--	0.29%
ING MFS Mid Cap Growth Portfolio (Class I) [5,8,10]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%

12 - ING Investor Elite NY

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING MFS Utilities Portfolio (Class S) [11,12]	0.60%	--	0.40%	1.00%	--	1.00%
ING Marsico Growth Portfolio (Class I) [5,8]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [6,7]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING Mercury Focus Value Portfolio (Class I) [8,9]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [2,13]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [14]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [15]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [8]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [8]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [2,13]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [8]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [17]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [17]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [16]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [18]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%

ING Investor Elite NY - 13

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.70%	--	0.12%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [16]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [19]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [19,20]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [21,22]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP Real Estate Portfolio (Class S) [23,24]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [21,22]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Neuberger Berman AMT Growth Portfolio (Class I) [25]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [25]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [25,26]	0.85%	--	0.89%	1.74%	0.43%	1.31%
1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses on page 30 for additional information.
2

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

14 - ING Investor Elite NY

3

  A portion of the brokerage commissions that the ING AIM Mid Cap Growth and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87% and 0.90%, respectively. This arrangement may be discontinued at any time.

4

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

5

  A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING MFS Mid Cap Growth, ING MFS Total Return, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.90%, 0.81%, 0.62%, 0.63%, 0.75%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

6

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

7

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMRSM Earnings Growth, ING JP Morgan Value Opportunities and ING Marsico International Opportunities, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

8

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

9

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

10

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

11

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

Investor Elite NY - 15

12

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to this Portfolio under which it will limit expenses of this Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of this Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

13

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

14

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

15

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

16

  Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

17

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

18

  Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

19

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

20

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

16 - ING Investor Elite NY

21

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

22

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

23

  The amounts shown are the estimated operating expenses for Class S shares based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. Since the Portfolio has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

24

  Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

25

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

26

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

ING Investor Elite NY - 17

How the Policy Works
Your Premium You make a premium payment.
		_________________►	We deduct from each premium payment:
Premium Expense Charge.

	Net Premium We allocate the net premium to the investment options you choose.	◄____________________

▼	▼
Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in subaccounts of the variable account. The subaccounts invest in the funds.		The funds deduct:
		__________►	Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
		____►	Partial Withdrawal Fee.
	▼		Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.			Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.
▲ | ▼

	Loan Account Amount set aside as collateral for policy loans.	____►	We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
	▲		Administrative Charge.
Monthly Amount Charge.
Mortality and Expense Risk Charge.
▼
Interest Credited We credit interest on the amount held in the loan account.		Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.
____►

18 - ING Investor Elite NY

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company of New York
We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We are a wholly owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and subaccounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Additionally, we guarantee that the interest rate will not change more frequently than every policy anniversary. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

ING Investor Elite NY - 19

  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table beginning on page 12 for fund expense information.

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

20 - ING Investor Elite NY

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional subaccounts which will invest in funds we find appropriate for policies we issue;
Eliminate subaccounts;
Combine two or more subaccounts;
Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a subaccount to new investments.

ING Investor Elite NY - 21

  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

DETAILED INFORMATION ABOUT THE POLICY

  This prospectus describes our standard ING Investor Elite NY variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.

Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your initial insurance coverage (which generally must be at least $100,000);
Your initial death benefit option;
The death benefit qualification test to apply to your policy; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

  On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 90. "Age" under the policy means the insured person's age nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Important Information About the Term Insurance Rider

  It may be to your economic advantage to include all or part of your insurance coverage under the Term Insurance Rider. Working with your agent, consider the following factors when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

22 - ING Investor Elite NY

  Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy's cash value. Accordingly, please be aware that:

The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

    The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally less than the guaranteed maximum cost of insurance rates for coverage under the base policy; and

Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.
Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:
Death Benefit Guarantees;
Cost of Living Rider Benefits; and
Term Rider coverage terminates at age 80.

  Compensation. We generally pay more compensation on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policies, page 65.

  With these factors in mind, you should discuss with your agent how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations. See also, Term Insurance Rider, page 39.

Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

    We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 61.

ING Investor Elite NY - 23

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the Basic Death Benefit Guarantee period. See Basic Death Benefit Guarantee, page 36. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the Basic Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Lifetime Death Benefit Guarantee in force. See Death Benefit Guarantees, page 36.

  Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Lapse, page 51.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.
We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium in the subaccount which invests in the ING Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and your selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

24 - ING Investor Elite NY

  All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

Free Look Period

  During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is ten days from your receipt of the policy.

If you return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.
Temporary Insurance

  If you pay the minimum initial premium and qualify, we may issue you temporary insurance. If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.

In some of our forms temporary insurance is referred to as "Conditional Receipt."
Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;
We determine that, as of the date of the required medical examinations and tests, the insured person is insurable for the amount and plan applied for;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.

  During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 24.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

ING Investor Elite NY - 25

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.
Premium Expense Charge. We deduct a premium expense charge of 4.50% from each premium payment we receive.
This charge helps offset:
The expenses we incur in selling the policy;
The costs of various state and local taxes; and
The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:
Surrender your policy; or
Decrease your insurance coverage.
The amount of the surrender charge depends on the surrender charge rates.

  When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. These surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth policy or segment year. See Changes in the Amount of Your Insurance Coverage, page 31. Surrender charge rates will not exceed $39.86 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Transaction Fees and Charges table, page 8, for the minimum and maximum surrender charge rates and the rates for a representative insured person.

26 - ING Investor Elite NY

  For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

  Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.

  Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your policy value.

Periodic Fees and Charges	In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

  At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

ING Investor Elite NY - 27

  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and
Your policy value minus the fees and charges due on that date, other than cost of insurance charges and the cost of the Waiver of Monthly Deduction Rider, if applicable.

  Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. Current cost of insurance rates are generally lower for policies having total coverage amounts of at least $250,000. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the subaccounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge helps compensate us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

  Administrative Charge. The monthly administrative charge is currently $8.50 and is guaranteed not to exceed $10. The administrative charge helps compensate us for the costs associated with administering the policies.

28 - ING Investor Elite NY

  Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the insured person's age at issue, gender, risk class and current amount of insurance coverage for each segment. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will result in a proportionate decrease in this charge. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

  The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents' commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

  Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.0417% (0.50% annually) of your variable account value after all other monthly fees and charges are deducted. After the tenth policy year, this charge is eliminated.

  This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

  There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, beginning on page 10, and the Optional Rider Benefits section, page 37. See also the Transaction Fees and Charges table, page 8, and the Automatic Rider Benefits section, page 40.

Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

ING Investor Elite NY - 29

Fund Fees and Expenses

  As shown in the Fund Expense Table which begins on page 12 of this prospectus, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

  The company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate; and (b) funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds and/or their affiliates may include:
Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table which begins on page 12 of this prospectus; and

    Revenues which may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds

  Revenue received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

30 - ING Investor Elite NY

Revenues received by the company from unaffiliated funds and/or their affiliates may include:
For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

    Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the policy.

The three unaffiliated fund families which currently have funds offered through the policy, ranked according to total dollar amounts they paid to the company or its affiliates in 2004, are as follows:
Fidelity Variable Insurance Product Portfolios;
Neuberger Berman AMT Portfolios; and
American Funds Insurance Series.

  If the revenues received from affiliated funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

  Management personnel of company affiliates and of affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the policies.

Death Benefits	In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $100,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 22.
Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will, generally, not be allowed until after the first policy year. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

ING Investor Elite NY - 31

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

  Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 90. You cannot request an increase in the amount of your insurance coverage more frequently than once every two policy years.

  A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:
A new surrender charge;
New cost of insurance charges, guaranteed and current;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.
You may not decrease the amount of your insurance coverage below $100,000. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.
Decreases in insurance coverage may result in:
Surrender charges on the amount of the decrease;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.

  We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 54.

Death Benefit Qualification Tests

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

32 - ING Investor Elite NY

  When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code's definition of "life insurance." You cannot change this choice once the policy is issued.

  Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

  Certain changes to a policy which uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

  Cash Value Accumulation Test. The cash value accumulation test requires a policy's cash surrender value not to exceed the net single premium necessary to fund the policy's future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

  Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

  The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value.

Death Benefit Options
There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the second policy year.

  Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

ING Investor Elite NY - 33

  In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A"; death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B"; and death benefit "Option 3" is referred to as the "Face Amount Plus Premium Amount Option" or "Option C."

  Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

  Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

  After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 41. If the Full Death Benefit Rider is not available in your state, the base death benefit after age 100 under all options is your policy value.

  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit which would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

  Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 or Option 3 to Option 2, or from death benefit Option 2 or Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

34 - ING Investor Elite NY

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.
Option 3	Option 2

    Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken minus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

  If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added a Term Insurance Rider to your policy. See Term Insurance Rider, page 39.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.
Death Benefit Proceeds

  After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.
The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.

ING Investor Elite NY - 35

Death Benefit Guarantees

  The policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

    During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

    To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value or net policy value, as applicable, may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Lifetime Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

  Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments through the next monthly processing date. For issue ages 0-64, the guarantee period lasts for the lesser of 15 years or to age 70. For issue ages 65 and above the guarantee period lasts for the lesser of five years or to age 80, but not less than one year. If your policy is rated substandard or if you add either Term Insurance Rider or Additional Insured Rider coverage to your policy, the guarantee period will be limited to no more than five years. There is no charge for this guarantee.

You should consider the following factors in relation to the Basic Death Benefit Guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 23);
The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

    A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

36 - ING Investor Elite NY

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to:
The sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date; minus
The sum of all premium paid minus any partial withdrawals and loans taken.
The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

  Lifetime Death Benefit Guarantee. The Lifetime Death Benefit Guarantee is an optional rider benefit that is available but only when you apply for the policy. There is no charge for this guarantee. See Lifetime Death Benefit Guarantee Rider, page 38.

Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits
The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 54.

  Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

You should consider the following factors when deciding whether to add the Accidental Death Benefit Rider to your policy:
Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
You can decrease the amount of coverage under this rider after the second policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

ING Investor Elite NY - 37

  Additional Insured Rider. The Additional Insured Rider provides ten-year guaranteed level premium and level term insurance coverage on the insured person or the insured person's spouse or children. You may add this rider after your policy is issued.

You should consider the following factors when deciding whether to add the Additional Insured Rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);
The policy's monthly amount charge applies to coverage under this rider; and
This rider does not have a surrender charge.

  Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

  Lifetime Death Benefit Guarantee Rider. The Lifetime Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Lifetime Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

You should consider the following factors when deciding whether to add the Lifetime Death Benefit Guarantee Rider to your policy:
You may add this rider only when you apply for the base policy;
The Lifetime Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;
The minimum premium for this rider will be set forth in your policy;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
This rider cannot be added to a policy with death benefit Option 3 or the extended death benefit guarantee rider or which uses the cash value accumulation test; and
Even if the Lifetime Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 51).

  If you have not paid enough premium to maintain the Lifetime Death Benefit Guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep the extended death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, the Lifetime Death Benefit Guarantee will terminate. If this rider terminates, it cannot be reinstated.

38 - ING Investor Elite NY

  Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 80. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the Term Insurance Rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and
This rider does not have a surrender charge.
See also, Important Information About the Term Insurance Rider, page 22.

  Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime your base death benefit is greater than your policy value multiplied by the appropriate factor described in Appendix A. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. Neither surrender charges nor periodic fees and charges will apply to this new coverage segment of the base policy.

  Total Disability Specified Premium Rider. Subject to certain limits, the Total Disability Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider.

You should consider the following factors when deciding whether to add the Total Disability Specified Premium Rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and
You may not increase your insurance coverage while benefits are being paid under the terms of this rider.
Your policy may contain either the Total Disability Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both.

  Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and

    If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 2 or Option 3 is in effect at the end of the first six months of total disability.

ING Investor Elite NY - 39

Your policy may contain either the Waiver of Monthly Deduction Rider or the Total Disability Specified Premium Rider, but not both.
Automatic Rider Benefits

  The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 29, and Accelerated Death Benefit Rider, page 56.

  Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Transaction Fees and Charges table, page 8);
When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

    Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force which are not paid by you will be added to the lien; and

There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

  Certain limitations and restrictions are described in the rider. You should consult your agent/registered representative as to whether and to what extent the rider benefit is available on any particular policy.

  Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

40 - ING Investor Elite NY

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

    On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

  Full Death Benefit Rider. Under the Full Death Benefit Rider your policy will automatically continue beyond the policy anniversary nearest the insured person's 100th birthday. However, on that date we will:

Change death benefit Option 2 and Option 3 to death Benefit Option 1, if applicable;
Change the death benefit under Option 1 to an amount equal to the greater of:
Your requested amount of insurance coverage in effect at that time; or
Your policy value multiplied by the appropriate factor described in Appendix A.
Transfer your variable account value to the fixed account;
Terminate dollar cost averaging and automatic rebalancing programs; and
Terminate all other riders.
Thereafter, insurance coverage under your policy will continue until the death of the insured person, unless the policy lapses or is surrendered. However, after that date:
You may not make transfers from the fixed account to the subaccounts of the variable account;
You may not make any further premium payments; and
We will not deduct any further monthly charges.
There is no charge for this rider.

  The tax consequences of coverage continuing after the insured person reaches age 100 are uncertain. You should consult a qualified tax adviser as to those consequences. See Continuation of a Policy, page 56.

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the subaccounts of the variable account; and
Interest earned on amounts held in the loan account.

ING Investor Elite NY - 41

Fixed Account Value

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 19.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

  Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:
Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.
We redeem accumulation units:
When amounts are transferred from a subaccount (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees (including fund redemption fees, if any);
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

42 - ING Investor Elite NY

  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.
We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The subaccount's accumulation experience factor for the valuation period.

  Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
Loan Account Value

  When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 44.

In the policy form the "loan account value" is referred to as the "Loan Amount."

ING Investor Elite NY - 43

Special Features and Benefits
Loans

  You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% of the surrender value of your policy.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 2.91% for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.
Loans with this reduced interest rate are preferred loans.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

44 - ING Investor Elite NY

  Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value or net policy value, as applicable, may not be enough to pay your fees and charges each month;

    A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 54.
Transfers

  You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions, limits or charges (including redemption fees) that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 24);
We reserve the right to limit you to 12 transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

  Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

ING Investor Elite NY - 45

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your net policy value is at least $5,000 you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

46 - ING Investor Elite NY

Automatic Rebalancing. Anytime your net policy value is at least $10,000 you may elect automatic rebalancing.

  Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

  Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

  This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

ING Investor Elite NY - 47

  We monitor transfer activity. If an individual's or organization's transfer activity (1) exceeds our then-current monitoring standard for excessive trading, (2) is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading), or (3) is determined, in our sole discretion, to be not in the best interests of other policy owners we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of transfer privileges via facsimile, telephone, email and internet, and transfer privileges will be limited to submission by regular U.S. mail for a period of six months. At the end of that period, electronic transfer privileges will be reinstated. If there is another violation after electronic transfer privileges have been reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  Additionally, if such transfer activity is initiated by a market-timing organization or an individual or other party authorized to give transfer instructions on behalf of multiple policy owners, we will also take the following actions, without prior notice:

Not accept transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accept preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

  In addition, if an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved, even though the transfer activity may not fall within our then current definition of excessive trading, we will take the same actions as are described above to limit frequent transfers.

  The company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

48 - ING Investor Elite NY

  Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year during the first ten policy years and 12 each policy year thereafter. A partial withdrawal must be at least $500. In policy years two through ten you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 26.

  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your net policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request.

  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 28.

ING Investor Elite NY - 49

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $100,000.
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 53.
Paid-Up Life Insurance

  You may elect, at any time before the insured person's age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:
The surrender value is transferred to the fixed account;
You cannot pay additional premiums;
You cannot take any partial withdrawals; and
We will not deduct any further periodic fees and charges.
Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 53.
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
In the policy form the "surrender value" is referred to as the "Cash Surrender Value."	Surrender

  You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 54.

50 - ING Investor Elite NY

Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

  During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the Basic Death Benefit Guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 54.
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

ING Investor Elite NY - 51

A lapsed Basic Death Benefit Guarantee cannot be reinstated after the fifth policy year. A lapsed Lifetime Death Benefit Guarantee Rider cannot be reinstated.

  A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 54.

TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

52 - ING Investor Elite NY

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 32. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 54.

Diversification and Investor Control Requirements

  In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each subaccount must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

ING Investor Elite NY - 53

Tax Treatment of Policy Death Benefits

  The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

54 - ING Investor Elite NY

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

    All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

    Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain, if any, taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

    A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

ING Investor Elite NY - 55

Other Tax Matters
Policy Loans

  In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

  Moreover, the tax consequences associated with a preferred loan (a loan where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

  We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 40, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

  The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

56 - ING Investor Elite NY

Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans
Policy owners may use the policy in various arrangements, including:
Certain qualified plans;
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

ING Investor Elite NY - 57

Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

58 - ING Investor Elite NY

  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 90.

  We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

ING Investor Elite NY - 59

  You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 56.

Collateral Assignment

  You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 56.

Incontestability
In the policy form the "policy date" is referred to as the "Issue Date."

  After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

Suicide
If the insured person commits suicide within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan amount; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges which were deducted for the increase.

60 - ING Investor Elite NY

Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 51. See also Premium Payments Affect Your Coverage, page 24.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.
Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.

ING Investor Elite NY - 61

SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

62 - ING Investor Elite NY

  By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 47.

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

  We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

  The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

ING Investor Elite NY - 63

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

    Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

  In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

  Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We may also pay your surrender value using this checkbook feature.

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 27.

64 - ING Investor Elite NY

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

  Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 27. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policies

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2004, 2003 and 2002, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $594,755, $782,199 and $1,618,471, respectively.

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell this policy have entered into selling agreements with us and ING America Equities, Inc. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

ING Investor Elite NY - 65

  During the first policy year we pay a distribution allowance of up to 55% of target premium we receive. Additionally, broker/dealers will also receive renewal commissions under one of three options: (1) up to 5.50% annually of the renewal premium received each policy year with no trail commissions; or (2) up to 4.50% annually of the renewal premium received during each policy year plus 0.10% annually of the net policy value as a trail commission; or (3) up to 3.50% annually of the renewal premium received during each policy year plus 0.20% annually of the net policy value as a trail commission. Further, agents/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

  Generally, the distribution allowances/commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Term Insurance Rider coverage for you.

In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

    Certain overrides, bonuses and other benefits which may include cash compensation based on the amount of earned commissions, agent/representative recruiting and other activities that promote the sale of policies.

  We pay dealer concessions, wholesaling fees, bonuses, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.

  The following list shows the top 10 selling firms that, during 2004, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

Advest, Inc
Purshe Kaplan Sterling Investments
MONY Securities Corporation
Capital Analysts, Inc.
Wall Street Financial Group
The Thompson Group, Inc.
Cadaret, Grant & Co., Inc.
Ensemble Financial Services, Inc.
Cambridge Investment Research, Inc.
Foresters Equity Services, Inc.
66 - ING Investor Elite NY

  This is a general discussion of the types and levels of compensation paid by us for sales of our variable life insurance policies. Although some firms receive more compensation from us than others because of their volume of sales, you generally pay the same amount to purchase the policy regardless of which selling firm or agent/registered representative sells you the policy.

Trading - Industry Developments

  Like many financial services companies, the company and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares. In each case ING U.S. has cooperated fully with each request. The company is also reviewing its policies and procedures in this area.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse affect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our customer service center at the address or telephone number on the back of this prospectus.

ING Investor Elite NY - 67

APPENDIX A
Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

Cash Value Accumulation Test Factors
The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

  Generally, the cash value accumulation test requires that a policy's death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy's future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner's Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1
APPENDIX B
Funds Available Through the Variable Account

  The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table beginning on page 12 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Alliance Mid-Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term total return.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING JP Morgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING MFS Utilities Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.

B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capial and future income.
ING Pioneer Fund Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term capital appreciation.

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth; income is a secondary objective.
ING American Century Select Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital appreciation.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term growth of capital; income is a secondary objective.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
B-5

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks capital growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation.

B-6

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with preservation of capital.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities L.P.	Seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

B-7

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

    Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Performance Reporting and Advertising .....................................................................	2
Experts ...............................................................................................................	3
Financial Statements.....................................................................................................................	4

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I..............................................................................................................

S-1
Financial Statements of the ReliaStar Life Insurance Company of New York............................	C-1

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 27.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5033
2000 21st Avenue N.W.
Minot, North Dakota 58703
1-877-886-5050
www.ingservicecenter.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-03427
1933 Act file No. 333-117617
VARIABLE UNIVERSAL LIFE INSURANCE POLICY Prospectus Supplement
issued by
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
and its
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Trading - Industry Developments" section of the prospectus is hereby deleted and replaced with the following:

Trading - Industry Developments

Regulatory Matters

  As with many financial services companies, ReliaStar Life Insurance Company of New York ("the company") and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

135659	Page 1 of 2	April 2005

  Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

135659	Page 2 of 2	April 2005

Prospectus Supplement

ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your product prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND CLOSINGS

Before April 29, 2005, the following funds were available through the policy:

AIM V.I. Dent Demographic Trends Fund (Series I)	Premier VIT OpCap Equity Portfolio
Alger American Growth Portfolio (Class O)	Premier VIT OpCap Global Equity Portfolio
Alger American Leveraged AllCap Portfolio (Class O)	Premier VIT OpCap Managed Portfolio
Alger American MidCap Growth Portfolio (Class O)	Premier VIT OpCap Small Cap Portfolio
Pioneer Mid Cap Value VCT Portfolio (Class I)
ING MFS Mid Cap Growth Portfolio (Class S)	Pioneer Small Cap Value VCT Portfolio (Class I)
ING Van Kampen Real Estate Portfolio (Class I)	Putnam VT Growth and Income Fund (Class IA)
ING VP Disciplined LargeCap Portfolio (Class I)	Putnam VT New Opportunities Fund (Class IA)
ING VP International Value Portfolio (Class I)	Putnam V Small Cap Value Fund (Class IA)
ING VP MagnaCap Portfolio (Class I)	Putnam VT Voyager Fund (Class IA)
ING VP MidCap Opportunities Portfolio (Class I)
Janus Aspen International Growth Portfolio (Institutional Shares)

  Effective April 29, 2005, these funds were closed to new policy owners, and going forward, only existing policy owners with policies dated before that date are allowed to allocate policy values to these funds.

More information about these funds is contained in the tables below.

135429	Page 1 of 5	April 2005

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I) *, 2, 3	0.77%	--	0.37%	1.14%	0.08%	1.06%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
ING MFS Mid Cap Growth Portfolio (Class S) [4,5,6]	0.64%	--	0.25%	0.89%	--	0.89%
ING Van Kampen Real Estate Portfolio (Class I) [7]	0.66%	--	0.01%	0.67%	--	0.67%
ING VP Disciplined LargeCap Portfolio (Class I) [8,9]	0.75%	--	0.23%	0.98%	0.08%	0.90%
ING VP International Value Portfolio (Class I) [8,9]	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP MagnaCap Portfolio (Class I) [8,9]	0.75%	--	0.29%	1.04%	0.14%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) [8,9]	0.75%	--	0.21%	0.96%	0.02%	0.94%
Janus Aspen International Growth Portfolio (Institutional Shares) [10]	0.64%	--	0.04%	0.68%	--	0.68%
OpCap Equity Portfolio [11]	0.80%	--	0.23%	1.03%	0.02%	1.01%
OpCap Global Equity Portfolio [11]	0.80%	--	0.46%	1.26%	--	1.26%
OpCap Managed Portfolio [11]	0.80%	--	0.12%	0.92%	--	0.92%
OpCap Small Cap Portfolio [11]	0.80%	--	0.11%	0.91%	--	0.91%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Small Cap Value VCT Portfolio (Class I) [12]	0.75%	--	0.78%	1.53%	0.28%	1.25%
Putnam VT Growth and Income Fund (Class IA)	0.48%	N/A	0.06%	0.54%	--	0.54%
Putnam VT New Opportunities Fund (Class IA)	0.60%	N/A	0.09%	0.69%	--	0.69%
Putnam VT Small Cap Value Fund (Class IA)	0.77%	N/A	0.15%	0.85%	--	0.85%
Putnam VT Voyager Fund (Class IA)	0.56%	N/A	0.08%	0.64%	--	0.64%

*

  On or about July 1, 2005, the AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be renamed AIM V.I. Demographic Trends Fund (Series I Shares). All references to AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be replaced with AIM V.I. Demographic Trends Fund (Series I Shares).

1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses for additional information.

135429	Page 2 of 5	April 2005

2

  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

3

  Effective January 1, 2005, through June 30, 2006, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Funds Management - Advisor Compensation" in the Fund's prospectus.)

4

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets based on the Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

5

  A portion of the brokerage commissions that the ING MFS Mid Cap Growth Portfolio pays is used to reduce the Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.87%. This arrangement may be discontinued at any time.

6

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

7

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

8

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

9

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

10

  All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

11

  Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset by earnings credits from the custodian bank) do not exceed 1.00% of average deily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset by earnings credit from the custodian bank) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2015. Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.

12

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

135429	Page 3 of 5	April 2005

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
AIM V.I. Dent Demographic Trends Fund (Series I)	Investment Adviser: * A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.
Alger American Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
ING MFS Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING Van Kampen Real Estate Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investments Management, Inc. (d/b/a Van Kampen)	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Disciplined LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP International Value Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP MagnaCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital, with dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

135429	Page 4 of 5	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
Op Cap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC/Oppenheimer Capital LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Putnam VT Growth and Income Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation..

*

  Effective July 1, 2005, H.S. Dent Advisors, Inc. will no longer serve as subadviser to the AIM V.I. Dent Demographic Tends Fund and the reference to H.S. Dent Advisors, Inc. as the portfolio's subadviser will be deleted.

135429	Page 5 of 5	April 2005
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated April 29, 2005
ING INVESTOR ELITE NY Variable Universal Life Insurance Policy

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Investor Elite NY prospectus dated April 29, 2005. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's customer service center at P.O. Box 5033, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Performance Reporting and Advertising ................................................................	2

Experts .............................................................................................................	3

Financial Statements ................................................................................................................	4

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ........................................................................................................

S-1

Financial Statements of the ReliaStar Life Insurance Company of New York...................	C-1

1

GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company of New York (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See Fees and Charges, page 25, in the prospectus.

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the subaccounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

2

  Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

  We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

  To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5033, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-886-5050.

EXPERTS

  The statement of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

FINANCIAL STATEMENTS

  The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2004, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

  The financial statements of the Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The financial statements of the Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, have been prepared on the basis of accounting principles generally accepted in the United States.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Financial Statements
Year ended December 31, 2004

Contents
Page
Report of Independent Registered Public Accounting Firm	S-2

Audited Financial Statements

Statements of Assets and Liabilities	S-4
Statements of Operations	S-16
Statements of Changes in Net Assets	S-28
Notes to Financial Statements	S-43

S-1

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

  We have audited the accompanying statements of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:
    AIM VI Dent Demographic Trends - Series I Shares
  The Alger American Fund:
    Alger American Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
    Alger American MidCap Growth Portfolio - Class O
    Alger American Small Capitalization Portfolio - Class O
  American Funds Insurance Series:
    American Funds Growth Fund - Class 2
    American Funds Growth Income Fund - Class 2
    American Funds International Fund - Class 2
  Fidelity® Variable Insurance Products Fund:
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Income Class
    Fidelity® VIP High Income SC2 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial
      Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Money Market Portfolio - Initial Class
  ING Investors Trust:
    ING Hard Assets Portfolio - Institutional Class
    ING JPMorgan Small Cap Equity Portfolio - Institutional     Class
    ING Limited Maturity Bond Portfolio - Service Class
    ING Liquid Assets Portfolio - Institutional Class
    ING Mercury Focus Value Portfolio - Institutional Class

  ING Investors Trust (continued):
    ING MFS Mid-Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING Stock Index Portfolio - Institutional Class
    ING T. Rowe Price Capital Appreciation Portfolio -
      Institutional Class
    ING Van Kampen Equity Growth Portfolio - Institutional
      Class
    ING Van Kampen Real Estate Portfolio - Institutional Class
  ING Income Shares:
    ING VP Intermediate Bond Portfolio - Class I
  ING Partners Inc:
    ING JPMorgan Mid Cap Value Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
  ING Variable Portfolios Inc:
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class I
    ING VP Growth Opportunities Portfolio - Class I
    ING VP Growth + Value Portfolio - Class I
    ING VP High Yield Bond Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I

S-2

  Janus Aspen Series:
    Janus Aspen Growth Portfolio - Institutional Shares
    Janus Aspen International Growth Portfolio - Institutional
      Shares
    Janus Aspen Mid Cap Growth Portfolio - Institutional Shares
    Janus Aspen Worldwide Growth Portfolio - Institutional
      Shares
  Neuberger Berman Advisors Management Trust:
    Neuberger Berman AMT Limited Maturity Bond Portfolio -
      Class I
    Neuberger Berman AMT Partners Portfolio - Class I
    Neuberger Berman AMT Socially Responsive Portfolio -
      Class I

  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer Mid Cap Value VCT Portfolio - Class I
    Pioneer Small Cap Value VCT Portfolio - Class I
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA Shares
    Putnam VT Growth and Income Fund - Class IA Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

S-3
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Assets
Investments in mutual funds
at fair value	$ 37	$ 1,587	$ 178	$ 666	$ 458
Total assets	37	1,587	178	666	458
Net assets	$ 37	$ 1,587	$ 178	$ 666	$ 458

Number of units outstanding	6,780.155	113,286.324	29,085.831	32,846.431	43,655.070

Value per unit	$ 5.41	$ 14.01	$ 6.11	$ 20.28	$ 10.48

Total number of mutual fund shares	6,504	45,192	5,848	32,025	22,582

Cost of mutual fund shares	$ 34	$ 1,486	$ 163	$ 588	$ 407

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
American
	American	Funds	American	Fidelity®	Fidelity®
	Funds	Growth	Funds	VIP	VIP Equity-
	Growth	Income	International	Contrafund®	Income
Assets
Investments in mutual funds
at fair value	$ 124	$ 21	$ 44	$ 2,144	$ 1,105
Total assets	124	21	44	2,144	1,105
Net assets	$ 124	$ 21	$ 44	$ 2,144	$ 1,105

Number of units outstanding	8,747.683	1,492.128	2,710.539	65,500.739	35,483.539

Value per unit	$ 14.17	$ 13.96	$ 16.17	$ 32.74	$ 31.13

Total number of mutual fund shares	2,426	569	2,776	80,554	43,540

Cost of mutual fund shares	$ 113	$ 20	$ 38	$ 1,891	$ 999

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
Fidelity®
		Fidelity®	VIP		Fidelity®
	Fidelity®	VIP High	Investment	Fidelity® VIP	VIP Money
	VIP Growth	Income	Grade Bond	Index 500	Market
Assets
Investments in mutual funds
at fair value	$ 690	$ 177	$ 1,756	$ 2,448	$ 976
Total assets	690	177	1,756	2,448	976
Net assets	$ 690	$ 177	$ 1,756	$ 2,448	$ 976

Number of units outstanding	26,696.434	10,957.316	87,872.065	79,756.259	62,287.986

Value per unit	$ 25.85	$ 16.14	$ 19.98	$ 30.70	$ 15.67

Total number of mutual fund shares	21,559	25,264	132,504	17,775	976,053

Cost of mutual fund shares	$ 654	$ 163	$ 1,677	$ 2,220	$ 976

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

ING
		JP Morgan	ING Limited	ING	ING
	ING	Small Cap	Maturity	Liquid	Mercury
	Hard Assets	Equity	Bond	Assets	Focus Value
Assets
Investments in mutual funds
at fair value	$ 3	$ 142	$ 11	$ 689	$ 36
Total assets	3	142	11	689	36
Net assets	$ 3	$ 142	$ 11	$ 689	$ 36

Number of units outstanding	167.389	11,768.622	1,041.596	68,327.027	3,298.817

Value per unit	$ 16.28	$ 12.09	$ 10.27	$ 10.09	$ 11.04

Total number of mutual fund shares	173	10,626	964	689,420	3,114

Cost of mutual fund shares	$ 3	$ 124	$ 11	$ 689	$ 36

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
ING Van
	ING MFS	ING MFS		ING T. Rowe	Kampen
	Mid-Cap	Total	ING	Price Capital	Equity
	Growth	Return	Stock Index	Appreciation	Growth
Assets
Investments in mutual funds
at fair value	$ 71	$ 3	$ 854	$ 1,865	$ 70
Total assets	71	3	854	1,865	70
Net assets	$ 71	$ 3	$ 854	$ 1,865	$ 70

Number of units outstanding	11,138.594	257.319	77,296.233	124,347.110	6,484.259

Value per unit	$ 6.41	$ 12.71	$ 11.05	$ 15.00	$ 10.73

Total number of mutual fund shares	6,144	174	78,360	76,048	6,742

Cost of mutual fund shares	$ 65	$ 3	$ 803	$ 1,687	$ 66

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

			ING		ING Van
	ING Van	ING VP	JP Morgan	ING Van	Kampen
	Kampen	Intermediate	Mid Cap	Kampen	Equity and
	Real Estate	Bond	Value	Comstock	Income
Assets
Investments in mutual funds
at fair value	$ 22	$ 30	$ -	$ 17	$ 24
Total assets	22	30	-	17	24
Net assets	$ 22	$ 30	$ -	$ 17	$ 24

Number of units outstanding	1,205.179	2,532.398	8.766	1,300.247	2,078.028

Value per unit	$ 17.93	$ 11.98	$ 15.11	$ 12.76	$ 11.49

Total number of mutual fund shares	781	2,309	10	1,346	713

Cost of mutual fund shares	$ 20	$ 32	$ -	$ 13	$ 19

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	High Yield
	LargeCap	MidCap	SmallCap	LargeCap	Bond
Assets
Investments in mutual funds
at fair value	$ 12	$ 22	$ 18	$ 22	$ 76
Total assets	12	22	18	22	76
Net assets	$ 12	$ 22	$ 18	$ 22	$ 76

Number of units outstanding	1,008.362	1,777.729	1,386.119	1,670.880	6,724.447

Value per unit	$ 11.50	$ 12.61	$ 13.11	$ 12.96	$ 11.29

Total number of mutual fund shares	782	1,234	1,109	5,360	23,906

Cost of mutual fund shares	$ 10	$ 18	$ 13	$ 20	$ 71

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING VP		ING VP	ING VP
	International	ING VP	MidCap	SmallCap	Janus Aspen
	Value	MagnaCap	Opportunities	Opportunities	Growth
Assets
Investments in mutual funds
at fair value	$ 916	$ 80	$ 834	$ 515	$ 692
Total assets	916	80	834	515	692
Net assets	$ 916	$ 80	$ 834	$ 515	$ 692

Number of units outstanding	43,777.419	7,981.894	121,371.547	18,410.651	53,424.697

Value per unit	$ 20.93	$ 10.04	$ 6.87	$ 27.96	$ 12.95

Total number of mutual fund shares	71,807	8,444	121,548	31,658	34,472

Cost of mutual fund shares	$ 797	$ 74	$ 754	$ 448	$ 652

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

Neuberger
	Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT	Neuberger
	International	Mid Cap	Worldwide	Limited	Berman AMT
	Growth	Growth	Growth	Maturity Bond	Partners
Assets
Investments in mutual funds
at fair value	$ 462	$ 1,090	$ 830	$ 275	$ 421
Total assets	462	1,090	830	275	421
Net assets	$ 462	$ 1,090	$ 830	$ 275	$ 421

Number of units outstanding	29,145.721	67,677.199	62,872.567	20,033.016	30,542.822

Value per unit	$ 15.85	$ 16.10	$ 13.20	$ 13.72	$ 13.78

Total number of mutual fund shares	16,996	42,167	30,990	21,439	22,974

Cost of mutual fund shares	$ 386	$ 941	$ 767	$ 284	$ 362

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

Neuberger
	Berman AMT		OpCap
	Socially	OpCap	Global	OpCap	OpCap
	Responsive	Equity	Equity	Managed	Small Cap
Assets
Investments in mutual funds
at fair value	$ 39	$ 260	$ 202	$ 247	$ 392
Total assets	39	260	202	247	392
Net assets	$ 39	$ 260	$ 202	$ 247	$ 392

Number of units outstanding	2,968.608	18,243.468	13,440.111	18,477.852	20,802.845

Value per unit	$ 13.24	$ 14.26	$ 15.05	$ 13.39	$ 18.85

Total number of mutual fund shares	2,810	7,225	12,859	5,790	10,845

Cost of mutual fund shares	$ 31	$ 232	$ 181	$ 226	$ 325

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Pioneer	Pioneer	Putnam VT	Putnam VT	Putnam VT
	Mid Cap	Small Cap	Diversified	Growth and	New
	Value VCT	Value VCT	Income	Income	Opportunities
Assets
Investments in mutual funds
at fair value	$ 24	$ 5	$ 26	$ 551	$ 157
Total assets	24	5	26	551	157
Net assets	$ 24	$ 5	$ 26	$ 551	$ 157

Number of units outstanding	1,689.945	371.795	1,337.004	19,357.566	7,705.169

Value per unit	$ 14.06	$ 12.39	$ 19.40	$ 28.46	$ 20.40

Total number of mutual fund shares	963	307	2,798	21,529	9,219

Cost of mutual fund shares	$ 21	$ 4	$ 24	$ 502	$ 142

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Putnam VT
	Small Cap	Putnam VT
	Value	Voyager
Assets
Investments in mutual funds
at fair value	$ 182	$ 1,123
Total assets	182	1,123
Net assets	$ 182	$ 1,123

Number of units outstanding	10,632.761	44,193.309

Value per unit	$ 17.13	$ 25.41

Total number of mutual fund shares	7,936	41,029

Cost of mutual fund shares	$ 154	$ 1,056

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	9	1	3	3
Total expenses	-	9	1	3	3
Net investment income (loss)	-	(9)	(1)	(3)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(134)	14	140	30
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	(134)	14	140	30
Net unrealized appreciation
(depreciation) of investments	2	216	-	(65)	40
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 73	$ 13	$ 72	$ 67

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		American
	American	Funds	American	Fidelity®	Fidelity®
	Funds	Growth	Funds	VIP	VIP Equity-
	Growth	Income	International	Contrafund®	Income
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 6	$ 15
Total investment income	-	-	-	6	15
Expenses:
Mortality and expense risk and
other charges	1	-	-	11	6
Total expenses	1	-	-	11	6
Net investment income (loss)	(1)	-	-	(5)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	-	255	109
Capital gains distributions	-	-	-	-	3
Net realized gain (loss) on investments
and capital gains distributions	2	-	-	255	112
Net unrealized appreciation
(depreciation) of investments	10	1	6	15	(14)
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 1	$ 6	$ 265	$ 107

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Fidelity®
		Fidelity®	Fidelity® VIP	VIP
	Fidelity®	VIP High	High	Investment	Fidelity® VIP
	VIP Growth	Income	Income SC2	Grade Bond	Index 500
Net investment income (loss)
Income:
Dividends	$ 1	$ 11	$ -	$ 68	$ 37
Total investment income	1	11	-	68	37
Expenses:
Mortality and expense risk and
other charges	4	1	-	10	15
Total expenses	4	1	-	10	15
Net investment income (loss)	(3)	10	-	58	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	8	-	(53)	261
Capital gains distributions	-	-	-	48	-
Net realized gain (loss) on investments
and capital gains distributions	(37)	8	-	(5)	261
Net unrealized appreciation
(depreciation) of investments	59	(5)	-	14	(2)
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 13	$ -	$ 67	$ 281

The accompanying notes are an integral part of these financial statements.

S-18

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			ING
	Fidelity®		JP Morgan	ING Limited	ING
	VIP Money	ING	Small Cap	Maturity	Liquid
	Market	Hard Assets	Equity	Bond	Assets
Net investment income (loss)
Income:
Dividends	$ 16	$ -	$ -	$ 1	$ 6
Total investment income	16	-	-	1	6
Expenses:
Mortality and expense risk and
other charges	8	-	-	-	2
Total expenses	8	-	-	-	2
Net investment income (loss)	8	-	-	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	-	-
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	1	-	-
Net unrealized appreciation
(depreciation) of investments	-	-	18	-	-
Net increase (decrease) in net assets
resulting from operations	$ 8	$ -	$ 19	$ 1	$ 4

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING	ING MFS	ING MFS		ING T. Rowe
	Mercury	Mid-Cap	Total	ING	Price Capital
	Focus Value	Growth	Return	Stock Index	Appreciation
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 10	$ 20
Total investment income	-	-	-	10	20
Expenses:
Mortality and expense risk and
other charges	-	-	-	2	8
Total expenses	-	-	-	2	8
Net investment income (loss)	-	-	-	8	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	10	-	(49)	140
Capital gains distributions	2	-	-	2	12
Net realized gain (loss) on investments
and capital gains distributions	2	10	-	(47)	152
Net unrealized appreciation
(depreciation) of investments	-	(3)	-	51	63
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 7	$ -	$ 12	$ 227

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Van			ING
	Kampen	ING Van	ING VP	JP Morgan	ING Van
	Equity	Kampen	Intermediate	Mid Cap	Kampen
	Growth	Real Estate	Bond	Value	Comstock
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	-
Total expenses	-	-	-	-	-
Net investment income (loss)	-	-	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	-	-
Capital gains distributions	-	-	1	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	2	-	-
Net unrealized appreciation
(depreciation) of investments	4	2	(2)	-	2
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 2	$ 1	$ -	$ 2

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

ING Van
	Kampen	ING VP	ING VP	ING VP	ING VP
	Equity and	Index Plus	Index Plus	Index Plus	Disciplined
	Income	LargeCap	MidCap	SmallCap	LargeCap
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	-
Total expenses	-	-	-	-	-
Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	1
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-	1
Net unrealized appreciation
(depreciation) of investments	1	1	2	3	1
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ 2	$ 3	$ 2

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Growth	Growth	High Yield	International	ING VP
	Opportunities	+ Value	Bond	Value	MagnaCap
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 5	$ 9	$ 1
Total investment income	-	-	5	9	1
Expenses:
Mortality and expense risk and
other charges	-	1	-	4	-
Total expenses	-	1	-	4	-
Net investment income (loss)	-	(1)	5	5	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(65)	(2)	85	8
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	17	(65)	(2)	85	8
Net unrealized appreciation
(depreciation) of investments	(13)	84	3	34	(3)
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 18	$ 6	$ 124	$ 6

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP		Janus Aspen	Janus Aspen
	MidCap	SmallCap	Janus Aspen	International	Mid Cap
	Opportunities	Opportunities	Growth	Growth	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 4	$ -
Total investment income	-	-	1	4	-
Expenses:
Mortality and expense risk and
other charges	3	3	4	2	6
Total expenses	3	3	4	2	6
Net investment income (loss)	(3)	(3)	(3)	2	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(115)	(56)	(10)	(128)
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(14)	(115)	(56)	(10)	(128)
Net unrealized appreciation
(depreciation) of investments	72	163	85	77	310
Net increase (decrease) in net assets
resulting from operations	$ 55	$ 45	$ 26	$ 69	$ 176

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)
		Neuberger		Neuberger
	Janus Aspen	Berman AMT	Neuberger	Berman AMT
	Worldwide	Limited	Berman AMT	Socially	OpCap
	Growth	Maturity Bond	Partners	Responsive	Equity
Net investment income (loss)
Income:
Dividends	$ 8	$ 10	$ -	$ -	$ 2
Total investment income	8	10	-	-	2
Expenses:
Mortality and expense risk and
other charges	4	1	3	-	1
Total expenses	4	1	3	-	1
Net investment income (loss)	4	9	(3)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(59)	(1)	45	2	28
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(59)	(1)	45	2	28
Net unrealized appreciation
(depreciation) of investments	89	(6)	27	3	(3)
Net increase (decrease) in net assets
resulting from operations	$ 34	$ 2	$ 69	$ 5	$ 26

The accompanying notes are an integral part of these financial statements.

S-25

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	OpCap			Pioneer	Pioneer
	Global	OpCap	OpCap	Mid Cap	Small Cap
	Equity	Managed	Small Cap	Value VCT	Value VCT
Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ -	$ -
Total investment income	1	3	-	-	-
Expenses:
Mortality and expense risk and
other charges	1	1	2	-	-
Total expenses	1	1	2	-	-
Net investment income (loss)	-	2	(2)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	33	58	2	-
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	4	33	58	2	-
Net unrealized appreciation
(depreciation) of investments	17	(11)	1	1	-
Net increase (decrease) in net assets
resulting from operations	$ 21	$ 24	$ 57	$ 3	$ -

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Diversified	Growth and	New	Small Cap	Putnam VT
	Income	Income	Opportunities	Value	Voyager
Net investment income (loss)
Income:
Dividends	$ 2	$ 8	$ -	$ 1	$ 5
Total investment income	2	8	-	1	5
Expenses:
Mortality and expense risk and
other charges	-	3	1	1	6
Total expenses	-	3	1	1	6
Net investment income (loss)	2	5	(1)	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	31	-	36	(186)
Capital gains distributions	-	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(3)	31	-	36	(186)
Net unrealized appreciation
(depreciation) of investments	3	16	16	(5)	237
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 52	$ 15	$ 31	$ 50

The accompanying notes are an integral part of these financial statements.

S-27
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2003	$ 9	$ 1,043	$ 69	$ 503

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	(1)	(3)
Net realized gain (loss) on investments
and capital gains distributions	(2)	(207)	(7)	(57)
Net unrealized appreciation (depreciation) of investments	7	587	38	298
Net increase (decrease) in net assets from operations	5	373	30	238
Changes from principal transactions:
Net premiums	8	384	42	197
Surrenders and other withdrawals	-	(82)	(4)	(37)
Transfers between Divisions (including fixed account), net	(1)	(122)	12	(267)
Policy loans	-	(9)	-	(2)
Contract charges	(3)	(152)	(13)	(63)
Increase (decrease) in net assets derived from
principal transactions	4	19	37	(172)
Total increase (decrease)	9	392	67	66
Net assets at December 31, 2003	18	1,435	136	569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9)	(1)	(3)
Net realized gain (loss) on investments
and capital gains distributions	-	(134)	14	140
Net unrealized appreciation (depreciation) of investments	2	216	-	(65)
Net increase (decrease) in net assets from operations	2	73	13	72
Changes from principal transactions:
Net premiums	11	322	38	109
Surrenders and other withdrawals	-	(42)	-	(10)
Transfers between Divisions (including fixed account), net	16	(45)	6	(24)
Policy loans	(2)	(11)	(1)	(5)
Contract charges	(8)	(145)	(14)	(45)
Increase (decrease) in net assets derived from
principal transactions	17	79	29	25
Total increase (decrease)	19	152	42	97
Net assets at December 31, 2004	$ 37	$ 1,587	$ 178	$ 666

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Alger		American
	American	American	Funds	American
	Small	Funds	Growth	Funds
	Capitalization	Growth	Income	International
Net assets at January 1, 2003	$ 263	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(62)	-	-	-
Net unrealized appreciation (depreciation) of investments	185	1	-	-
Net increase (decrease) in net assets from operations	121	1	-	-
Changes from principal transactions:
Net premiums	112	5	-	-
Surrenders and other withdrawals	(11)	-	-	-
Transfers between Divisions (including fixed account), net	18	25	-	-
Policy loans	-	-	-	-
Contract charges	(35)	(3)	-	-
Increase (decrease) in net assets derived from
principal transactions	84	27	-	-
Total increase (decrease)	205	28	-	-
Net assets at December 31, 2003	468	28	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	-	-
Net realized gain (loss) on investments
and capital gains distributions	30	2	-	-
Net unrealized appreciation (depreciation) of investments	40	10	1	6
Net increase (decrease) in net assets from operations	67	11	1	6
Changes from principal transactions:
Net premiums	86	88	12	35
Surrenders and other withdrawals	(7)	-	-	-
Transfers between Divisions (including fixed account), net	(122)	13	11	5
Policy loans	-	-	-	-
Contract charges	(34)	(16)	(3)	(2)
Increase (decrease) in net assets derived from
principal transactions	(77)	85	20	38
Total increase (decrease)	(10)	96	21	44
Net assets at December 31, 2004	$ 458	$ 124	$ 21	$ 44

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Fidelity®
	Fidelity® VIP	VIP Equity-	Fidelity®	Fidelity® VIP
	Contrafund®	Income	VIP Growth	High Income
Net assets at January 1, 2003	$ 1,160	$ 646	$ 355	$ 87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	9	(2)	6
Net realized gain (loss) on investments
and capital gains distributions	(150)	(75)	(56)	(4)
Net unrealized appreciation (depreciation) of investments	448	264	185	24
Net increase (decrease) in net assets from operations	297	198	127	26
Changes from principal transactions:
Net premiums	327	186	148	28
Surrenders and other withdrawals	(21)	(40)	(27)	(10)
Transfers between Divisions (including fixed account), net	(40)	(32)	15	19
Policy loans	(6)	(4)	(1)	(2)
Contract charges	(104)	(79)	(51)	(13)
Increase (decrease) in net assets derived from
principal transactions	156	31	84	22
Total increase (decrease)	453	229	211	48
Net assets at December 31, 2003	1,613	875	566	135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	9	(3)	10
Net realized gain (loss) on investments
and capital gains distributions	255	112	(37)	8
Net unrealized appreciation (depreciation) of investments	15	(14)	59	(5)
Net increase (decrease) in net assets from operations	265	107	19	13
Changes from principal transactions:
Net premiums	396	205	144	35
Surrenders and other withdrawals	(43)	(8)	(19)	(2)
Transfers between Divisions (including fixed account), net	47	19	37	9
Policy loans	(4)	(3)	(2)	-
Contract charges	(130)	(90)	(55)	(13)
Increase (decrease) in net assets derived from
principal transactions	266	123	105	29
Total increase (decrease)	531	230	124	42
Net assets at December 31, 2004	$ 2,144	$ 1,105	$ 690	$ 177

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Fidelity®
	Fidelity® VIP	VIP		Fidelity®
	High	Investment	Fidelity® VIP	VIP Money
	Income SC2	Grade Bond	Index 500	Market
Net assets at January 1, 2003	$ -	$ 771	$ 1,699	$ 1,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	22	15	8
Net realized gain (loss) on investments
and capital gains distributions	-	22	(154)	-
Net unrealized appreciation (depreciation) of investments	-	3	706	-
Net increase (decrease) in net assets from operations	-	47	567	8
Changes from principal transactions:
Net premiums	7	202	586	803
Surrenders and other withdrawals	(7)	(24)	(82)	(137)
Transfers between Divisions (including fixed account), net	-	674	281	(540)
Policy loans	-	(2)	(9)	(1)
Contract charges	-	(112)	(235)	(185)
Increase (decrease) in net assets derived from
principal transactions	-	738	541	(60)
Total increase (decrease)	-	785	1,108	(52)
Net assets at December 31, 2003	-	1,556	2,807	1,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	58	22	8
Net realized gain (loss) on investments
and capital gains distributions	-	(5)	261	-
Net unrealized appreciation (depreciation) of investments	-	14	(2)	-
Net increase (decrease) in net assets from operations	-	67	281	8
Changes from principal transactions:
Net premiums	-	249	444	560
Surrenders and other withdrawals	6	(17)	(50)	(4)
Transfers between Divisions (including fixed account), net	(6)	56	(823)	(1,215)
Policy loans	-	(20)	(31)	(50)
Contract charges	-	(135)	(180)	(134)
Increase (decrease) in net assets derived from
principal transactions	-	133	(640)	(843)
Total increase (decrease)	-	200	(359)	(835)
Net assets at December 31, 2004	$ -	$ 1,756	$ 2,448	$ 976

The accompanying notes are an integral part of these financial statements.

S-31

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING
		JP Morgan	ING Limited	ING
	ING	Small Cap	Maturity	Liquid
	Hard Assets	Equity	Bond	Assets
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Net premiums	-	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	-	1	-
Policy loans	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	1	-
Total increase (decrease)	-	-	1	-
Net assets at December 31, 2003	-	-	1	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	4
Net realized gain (loss) on investments
and capital gains distributions	-	1	-	-
Net unrealized appreciation (depreciation) of investments	-	18	-	-
Net increase (decrease) in net assets from operations	-	19	1	4
Changes from principal transactions:
Net premiums	1	17	3	44
Surrenders and other withdrawals	-	(1)	-	(1)
Transfers between Divisions (including fixed account), net	2	112	6	678
Policy loans	-	-	-	(1)
Contract charges	-	(5)	-	(35)
Increase (decrease) in net assets derived from
principal transactions	3	123	9	685
Total increase (decrease)	3	142	10	689
Net assets at December 31, 2004	$ 3	$ 142	$ 11	$ 689

The accompanying notes are an integral part of these financial statements.

S-32

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING	ING MFS	ING MFS
	Mercury	Mid-Cap	Total	ING
	Focus Value	Growth	Return	Stock Index
Net assets at January 1, 2003	$ -	$ 13	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	1	-	-
Net unrealized appreciation (depreciation) of investments	-	9	-	-
Net increase (decrease) in net assets from operations	-	10	-	-
Changes from principal transactions:
Net premiums	-	4	-	-
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	19	-	-
Policy loans	-	-	-	-
Contract charges	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	-	21	-	-
Total increase (decrease)	-	31	-	-
Net assets at December 31, 2003	-	44	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	8
Net realized gain (loss) on investments
and capital gains distributions	2	10	-	(47)
Net unrealized appreciation (depreciation) of investments	-	(3)	-	51
Net increase (decrease) in net assets from operations	2	7	-	12
Changes from principal transactions:
Net premiums	3	6	2	122
Surrenders and other withdrawals	-	(1)	-	(3)
Transfers between Divisions (including fixed account), net	33	19	1	789
Policy loans	-	-	-	(7)
Contract charges	(2)	(4)	-	(59)
Increase (decrease) in net assets derived from
principal transactions	34	20	3	842
Total increase (decrease)	36	27	3	854
Net assets at December 31, 2004	$ 36	$ 71	$ 3	$ 854

The accompanying notes are an integral part of these financial statements.

S-33

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING Van
	ING T. Rowe	Kampen	ING Van	ING VP
	Price Capital	Equity	Kampen	Intermediate
	Appreciation	Growth	Real Estate	Bond
Net assets at January 1, 2003	$ 392	$ -	$ -	$ 13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	25	-	-	-
Net unrealized appreciation (depreciation) of investments	119	-	-	1
Net increase (decrease) in net assets from operations	146	-	-	1
Changes from principal transactions:
Net premiums	231	-	1	3
Surrenders and other withdrawals	(1)	-	-	-
Transfers between Divisions (including fixed account), net	317	-	-	-
Policy loans	-	-	-	-
Contract charges	(62)	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	485	-	1	2
Total increase (decrease)	631	-	1	3
Net assets at December 31, 2003	1,023	-	1	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	-	-	1
Net realized gain (loss) on investments
and capital gains distributions	152	-	-	2
Net unrealized appreciation (depreciation) of investments	63	4	2	(2)
Net increase (decrease) in net assets from operations	227	4	2	1
Changes from principal transactions:
Net premiums	385	7	3	22
Surrenders and other withdrawals	(6)	-	-	-
Transfers between Divisions (including fixed account), net	338	65	17	(6)
Policy loans	-	(2)	-	-
Contract charges	(102)	(4)	(1)	(3)
Increase (decrease) in net assets derived from
principal transactions	615	66	19	13
Total increase (decrease)	842	70	21	14
Net assets at December 31, 2004	$ 1,865	$ 70	$ 22	$ 30

The accompanying notes are an integral part of these financial statements.

S-34

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING		ING Van
	JP Morgan	ING Van	Kampen	ING VP
	Mid Cap	Kampen	Equity and	Index Plus
	Value	Comstock	Income	LargeCap
Net assets at January 1, 2003	$ -	$ 1	$ 3	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	2	4	1
Net increase (decrease) in net assets from operations	-	2	4	1
Changes from principal transactions:
Net premiums	-	5	-	9
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	6	12	-
Policy loans	-	-	-	-
Contract charges	-	(2)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	-	9	12	8
Total increase (decrease)	-	11	16	9
Net assets at December 31, 2003	-	12	19	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	2	1	1
Net increase (decrease) in net assets from operations	-	2	1	1
Changes from principal transactions:
Net premiums	-	4	1	1
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	-	1	4	1
Policy loans	-	-	-	-
Contract charges	-	(2)	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	-	3	4	1
Total increase (decrease)	-	5	5	2
Net assets at December 31, 2004	$ -	$ 17	$ 24	$ 12

The accompanying notes are an integral part of these financial statements.

S-35

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth
	MidCap	SmallCap	LargeCap	Opportunities
Net assets at January 1, 2003	$ -	$ -	$ 8	$ 36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(7)
Net unrealized appreciation (depreciation) of investments	2	2	3	24
Net increase (decrease) in net assets from operations	2	2	3	17
Changes from principal transactions:
Net premiums	8	7	3	21
Surrenders and other withdrawals	-	-	-	-
Transfers between Divisions (including fixed account), net	1	-	-	22
Policy loans	-	-	-	-
Contract charges	(1)	-	(1)	(6)
Increase (decrease) in net assets derived from
principal transactions	8	7	2	37
Total increase (decrease)	10	9	5	54
Net assets at December 31, 2003	10	9	13	90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	1	17
Net unrealized appreciation (depreciation) of investments	2	3	1	(13)
Net increase (decrease) in net assets from operations	2	3	2	4
Changes from principal transactions:
Net premiums	9	7	3	3
Surrenders and other withdrawals	-	-	(1)	-
Transfers between Divisions (including fixed account), net	2	-	6	(95)
Policy loans	-	-	-	-
Contract charges	(1)	(1)	(1)	(2)
Increase (decrease) in net assets derived from
principal transactions	10	6	7	(94)
Total increase (decrease)	12	9	9	(90)
Net assets at December 31, 2004	$ 22	$ 18	$ 22	$ -

The accompanying notes are an integral part of these financial statements.

S-36

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Growth	High Yield	International	ING VP
	+ Value	Bond	Value	MagnaCap
Net assets at January 1, 2003	$ 393	$ 66	$ 252	$ 35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	3	-
Net realized gain (loss) on investments
and capital gains distributions	(133)	(1)	(17)	(2)
Net unrealized appreciation (depreciation) of investments	284	8	124	13
Net increase (decrease) in net assets from operations	148	12	110	11
Changes from principal transactions:
Net premiums	133	10	125	23
Surrenders and other withdrawals	(12)	-	(3)	-
Transfers between Divisions (including fixed account), net	(85)	-	134	(2)
Policy loans	-	-	-	-
Contract charges	(44)	(11)	(42)	(6)
Increase (decrease) in net assets derived from
principal transactions	(8)	(1)	214	15
Total increase (decrease)	140	11	324	26
Net assets at December 31, 2003	533	77	576	61

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	5	1
Net realized gain (loss) on investments
and capital gains distributions	(65)	(2)	85	8
Net unrealized appreciation (depreciation) of investments	84	3	34	(3)
Net increase (decrease) in net assets from operations	18	6	124	6
Changes from principal transactions:
Net premiums	33	9	178	20
Surrenders and other withdrawals	-	-	(15)	(2)
Transfers between Divisions (including fixed account), net	(571)	(7)	104	1
Policy loans	(1)	-	(2)	-
Contract charges	(12)	(9)	(49)	(6)
Increase (decrease) in net assets derived from
principal transactions	(551)	(7)	216	13
Total increase (decrease)	(533)	(1)	340	19
Net assets at December 31, 2004	$ -	$ 76	$ 916	$ 80
The accompanying notes are an integral part of these financial statements.

S-37

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP		Janus Aspen
	MidCap	SmallCap	Janus Aspen	International
	Opportunities	Opportunities	Growth	Growth
Net assets at January 1, 2003	$ 21	$ 334	$ 501	$ 193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(2)	1
Net realized gain (loss) on investments
and capital gains distributions	(2)	(109)	(95)	(21)
Net unrealized appreciation (depreciation) of investments	12	239	257	105
Net increase (decrease) in net assets from operations	10	128	160	85
Changes from principal transactions:
Net premiums	7	64	195	107
Surrenders and other withdrawals	-	(6)	(43)	(2)
Transfers between Divisions (including fixed account), net	16	(40)	(85)	2
Policy loans	-	-	(2)	-
Contract charges	(3)	(27)	(62)	(31)
Increase (decrease) in net assets derived from
principal transactions	20	(9)	3	76
Total increase (decrease)	30	119	163	161
Net assets at December 31, 2003	51	453	664	354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	(3)	2
Net realized gain (loss) on investments
and capital gains distributions	(14)	(115)	(56)	(10)
Net unrealized appreciation (depreciation) of investments	72	163	85	77
Net increase (decrease) in net assets from operations	55	45	26	69
Changes from principal transactions:
Net premiums	101	47	165	97
Surrenders and other withdrawals	(8)	(2)	(15)	(21)
Transfers between Divisions (including fixed account), net	671	(3)	(98)	1
Policy loans	-	-	(1)	(3)
Contract charges	(36)	(25)	(49)	(35)
Increase (decrease) in net assets derived from
principal transactions	728	17	2	39
Total increase (decrease)	783	62	28	108
Net assets at December 31, 2004	$ 834	$ 515	$ 692	$ 462
The accompanying notes are an integral part of these financial statements.

S-38

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
			Neuberger
	Janus Aspen	Janus Aspen	Berman AMT	Neuberger
	Mid Cap	Worldwide	Limited	Berman AMT
	Growth	Growth	Maturity Bond	Partners
Net assets at January 1, 2003	$ 583	$ 640	$ 226	$ 326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	3	10	(2)
Net realized gain (loss) on investments
and capital gains distributions	(191)	(166)	-	(54)
Net unrealized appreciation (depreciation) of investments	402	307	(6)	170
Net increase (decrease) in net assets from operations	207	144	4	114
Changes from principal transactions:
Net premiums	232	228	72	73
Surrenders and other withdrawals	(50)	(18)	(2)	(18)
Transfers between Divisions (including fixed account), net	(78)	(147)	(7)	(21)
Policy loans	(10)	(13)	-	(10)
Contract charges	(69)	(72)	(34)	(31)
Increase (decrease) in net assets derived from
principal transactions	25	(22)	29	(7)
Total increase (decrease)	232	122	33	107
Net assets at December 31, 2003	815	762	259	433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	4	9	(3)
Net realized gain (loss) on investments
and capital gains distributions	(128)	(59)	(1)	45
Net unrealized appreciation (depreciation) of investments	310	89	(6)	27
Net increase (decrease) in net assets from operations	176	34	2	69
Changes from principal transactions:
Net premiums	201	158	61	62
Surrenders and other withdrawals	(26)	(15)	(6)	(31)
Transfers between Divisions (including fixed account), net	(2)	(49)	(11)	(82)
Policy loans	(5)	-	-	(1)
Contract charges	(69)	(60)	(30)	(29)
Increase (decrease) in net assets derived from
principal transactions	99	34	14	(81)
Total increase (decrease)	275	68	16	(12)
Net assets at December 31, 2004	$ 1,090	$ 830	$ 275	$ 421
The accompanying notes are an integral part of these financial statements.

S-39

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
	Neuberger
	Berman AMT		OpCap
	Socially	OpCap	Global	OpCap
	Responsive	Equity	Equity	Managed
Net assets at January 1, 2003	$ 17	$ 107	$ 96	$ 101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	1
Net realized gain (loss) on investments
and capital gains distributions	-	(7)	(13)	(6)
Net unrealized appreciation (depreciation) of investments	7	40	40	46
Net increase (decrease) in net assets from operations	7	34	27	41
Changes from principal transactions:
Net premiums	7	58	26	76
Surrenders and other withdrawals	(2)	(4)	(1)	(13)
Transfers between Divisions (including fixed account), net	-	(6)	(12)	56
Policy loans	-	-	(2)	-
Contract charges	(3)	(21)	(8)	(26)
Increase (decrease) in net assets derived from
principal transactions	2	27	3	93
Total increase (decrease)	9	61	30	134
Net assets at December 31, 2003	26	168	126	235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	2
Net realized gain (loss) on investments
and capital gains distributions	2	28	4	33
Net unrealized appreciation (depreciation) of investments	3	(3)	17	(11)
Net increase (decrease) in net assets from operations	5	26	21	24
Changes from principal transactions:
Net premiums	12	69	21	57
Surrenders and other withdrawals	9	(7)	-	(1)
Transfers between Divisions (including fixed account), net	-	31	45	(31)
Policy loans	-	-	-	(5)
Contract charges	(13)	(27)	(11)	(32)
Increase (decrease) in net assets derived from
principal transactions	8	66	55	(12)
Total increase (decrease)	13	92	76	12
Net assets at December 31, 2004	$ 39	$ 260	$ 202	$ 247
The accompanying notes are an integral part of these financial statements.

S-40

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Pioneer	Pioneer	Putnam VT
	OpCap	Mid Cap	Small Cap	Diversified
	Small Cap	Value VCT	Value VCT	Income
Net assets at January 1, 2003	$ 169	$ 4	$ -	$ 24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	2
Net realized gain (loss) on investments
and capital gains distributions	(9)	-	-	-
Net unrealized appreciation (depreciation) of investments	96	2	1	3
Net increase (decrease) in net assets from operations	86	2	1	5
Changes from principal transactions:
Net premiums	64	3	3	-
Surrenders and other withdrawals	(10)	-	-	-
Transfers between Divisions (including fixed account), net	31	-	-	-
Policy loans	(1)	-	-	(1)
Contract charges	(26)	(1)	(1)	(2)
Increase (decrease) in net assets derived from
principal transactions	58	2	2	(3)
Total increase (decrease)	144	4	3	2
Net assets at December 31, 2003	313	8	3	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	2
Net realized gain (loss) on investments
and capital gains distributions	58	2	-	(3)
Net unrealized appreciation (depreciation) of investments	1	1	-	3
Net increase (decrease) in net assets from operations	57	3	-	2
Changes from principal transactions:
Net premiums	61	10	3	(1)
Surrenders and other withdrawals	(6)	-	-	-
Transfers between Divisions (including fixed account), net	(1)	5	-	-
Policy loans	(1)	-	-	-
Contract charges	(31)	(2)	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	22	13	2	(2)
Total increase (decrease)	79	16	2	-
Net assets at December 31, 2004	$ 392	$ 24	$ 5	$ 26
The accompanying notes are an integral part of these financial statements.

S-41

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT
	Growth and	New	Small Cap	Putnam VT
	Income	Opportunities	Value	Voyager
Net assets at January 1, 2003	$ 384	$ 106	$ 49	$ 811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(1)	-	1
Net realized gain (loss) on investments
and capital gains distributions	(47)	(27)	-	(193)
Net unrealized appreciation (depreciation) of investments	141	65	33	391
Net increase (decrease) in net assets from operations	101	37	33	199
Changes from principal transactions:
Net premiums	127	54	26	282
Surrenders and other withdrawals	(25)	-	-	(61)
Transfers between Divisions (including fixed account), net	(62)	(20)	14	(143)
Policy loans	(8)	-	-	(7)
Contract charges	(43)	(18)	(9)	(94)
Increase (decrease) in net assets derived from
principal transactions	(11)	16	31	(23)
Total increase (decrease)	90	53	64	176
Net assets at December 31, 2003	474	159	113	987

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1)	-	(1)
Net realized gain (loss) on investments
and capital gains distributions	31	-	36	(186)
Net unrealized appreciation (depreciation) of investments	16	16	(5)	237
Net increase (decrease) in net assets from operations	52	15	31	50
Changes from principal transactions:
Net premiums	98	36	21	232
Surrenders and other withdrawals	(6)	(2)	(4)	(37)
Transfers between Divisions (including fixed account), net	(20)	(37)	32	(16)
Policy loans	(9)	-	-	(6)
Contract charges	(38)	(14)	(11)	(87)
Increase (decrease) in net assets derived from
principal transactions	25	(17)	38	86
Total increase (decrease)	77	(2)	69	136
Net assets at December 31, 2004	$ 551	$ 157	$ 182	$ 1,123
The accompanying notes are an integral part of these financial statements.

S-42
ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

1. Organization

  ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") was established by ReliaStar Life Insurance Company of New York ("ReliaStar NY" or the "Company") to support the operations of variable life insurance policies ("Policies"). ReliaStar NY is an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar NY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar NY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar NY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar NY.

  At December 31, 2004, the Account had, under Select*Life NY and Estate Design Policies, 57 investment divisions (the "Divisions"), 33 of which invest in an independently managed mutual fund portfolio and 24 of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:
    AIM VI Dent Demographic Trends - Series I Shares
  The Alger American Fund:
    Alger American Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
    Alger American MidCap Growth Portfolio - Class O
    Alger American Small Capitalization Portfolio - Class O
  American Funds Insurance Series:
    American Funds Growth Fund - Class 2*
    American Funds Growth Income Fund - Class 2*
    American Funds International Fund - Class 2*
  Fidelity® Variable Insurance Products Fund:
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® Variable Insurance Products Fund (continued):
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Income Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial
       Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Money Market Portfolio - Initial Class
  ING Investors Trust:
    ING Hard Assets Portfolio - Institutional Class**
    ING JPMorgan Small Cap Equity Portfolio -
       Institutional Class**
    ING Limited Maturity Bond Portfolio - Service Class*
    ING Liquid Assets Portfolio - Institutional Class**
    ING Mercury Focus Value Portfolio - Institutional
       Class**

S-43

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

  ING Investors Trust (continued):
    ING MFS Mid-Cap Growth Portfolio - Service Class*
    ING MFS Total Return Portfolio - Institutional Class*
    ING Stock Index Portfolio - Institutional Class**
    ING T. Rowe Price Capital Appreciation Portfolio -
      Institutional Class
    ING Van Kampen Equity Growth Portfolio -
      Institutional Class**
    ING Van Kampen Real Estate Portfolio - Institutional
      Class*
  ING Income Shares:
    ING VP Intermediate Bond Portfolio-Class I
  ING Partners, Inc.:
    ING JPMorgan Mid Cap Value Portfolio - Initial
       Class**
    ING Van Kampen Comstock Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial
      Class
  ING Variable Portfolios Inc:
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I*
    ING VP Index Plus SmallCap Portfolio - Class I
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class I
    ING VP High Yield Bond Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
  Janus Aspen Series:
    Janus Aspen Growth Portfolio - Institutional Shares

  Janus Aspen Series (continued):
    Janus Aspen International Growth Portfolio -
      Institutional Shares
    Janus Aspen Mid Cap Growth Portfolio - Institutional
      Shares
    Janus Aspen Worldwide Growth Portfolio - Institutional
      Shares
  Neuberger Berman Advisors Management Trust:
    Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I
    Neuberger Berman AMT Partners Portfolio - Class I
    Neuberger Berman AMT Socially Responsive Portfolio -
      Class I
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer Mid Cap Value VCT Portfolio - Class I
    Pioneer Small Cap Value VCT Portfolio - Class I
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA Shares
    Putnam VT Growth and Income Fund - Class IA Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Voyager Fund - Class IA Shares

  *  Investment Division was added in 2003
  **  Investment Division was added in 2004

The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Income Shares:	ING Income Shares:
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING Partners Inc.:	ING Partners Inc.:
ING Van Kampen Equity and Income Portfolio -	ING UBS Tactical Asset Allocation Portfolio -
Initial Class	Initial Class

S-44

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Current Name	Former Name
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class R
ING VP Growth Opportunities Portfolio - Class I	ING VP Growth Opportunities Portfolio - Class R
ING VP Growth + Value Portfolio - Class I	ING VP Growth + Value Portfolio - Class R
ING VP High Yield Bond Portfolio - Class I	ING VP High Yield Bond Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R

During 2004, the following Divisions were closed to Contractowners:

ING VP Growth Opportunities Portfolio - Class I ING VP Growth + Value Portfolio - Class I

The following Division was offered in 2003, but had no investments as of December 31, 2003 and 2004:

Fidelity® VIP High Income SC2 Portfolio - Initial Class

The following Divisions were offered during 2004, but had no investments as of December 31, 2004:

ING Legg Mason Value Portfolio - Institutional Class ING Salomon Brothers Investors Portfolio - Institutional Class ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I ING VP Strategic Allocation Income Portfolio - Class I

2. Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

S-45

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-dividend date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar NY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar NY.

Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar NY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar NY.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to current year classifications.

3. Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar NY's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  The monthly deduction includes a cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

S-46

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

  The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the contract. ReliaStar NY currently deducts this charge at an annual rate of 0.40% of the accumulation value of the Policy, in accordance with the terms of the Policy.

ReliaStar NY deducts a premium charge of 4.75% of each premium payment in Policy years one to ten and 4% after the tenth Policy year.

The monthly administrative charge is currently $7.50 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar NY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Contract Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

4. Related Party Transactions

  During the year ended December 31, 2004, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees also were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.53% to 0.85% of the average net assets of each respective Fund of the Trust. Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.27% to 0.90% of the average net assets of each respective Portfolio.

S-47

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	$ 36	$ 19	$ 6	$ 2
The Alger American Fund:
Alger American Growth	1,487	1,417	289	277
Alger American Leveraged AllCap	143	115	57	21
Alger American MidCap Growth	571	549	240	415
Alger American Small Capitalization	472	552	155	73
American Funds Insurance Series:
American Funds Growth	106	22	28	1
American Funds Growth Income	34	14	-	-
American Funds International	46	8	-	-
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Contrafund®	2,013	1,752	748	593
Fidelity® VIP Equity-Income	1,042	907	291	251
Fidelity® VIP Growth	645	543	159	77
Fidelity® VIP High Income	163	124	53	25
Fidelity® VIP High Income SC2	-	-	-	-
Fidelity® VIP Investment Grade Bond	1,667	1,428	920	149
Fidelity® VIP Index 500	4,627	5,245	1,006	450
Fidelity® VIP Money Market	1,624	2,459	889	941
ING Investors Trust:
ING Hard Assets	3	-	-	-
ING JP Morgan Small Cap Equity	136	13	-	-
ING Limited Maturity Bond	23	13	1	-
ING Liquid Assets	790	101	-	-
ING Mercury Focus Value	37	1	-	-
ING MFS Mid-Cap Growth	74	54	32	11
ING MFS Total Return	3	-	-	-
ING Stock Index	2,936	2,084	-	-
ING T. Rowe Price Capital Appreciation	1,810	1,171	994	506
ING Van Kampen Equity Growth	74	8	-	-
ING Van Kampen Real Estate	19	-	1	-
ING Income Shares:
ING VP Intermediate Bond	43	28	3	1

S-48

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners Inc:
ING JP Morgan Mid Cap Value	$ -	$ -	$ -	$ -
ING Van Kampen Comstock	4	1	16	7
ING Van Kampen Equity and Income	5	1	12	-
ING Variable Portfolios Inc:
ING VP Index Plus LargeCap	2	1	8	-
ING VP Index Plus MidCap	11	1	8	-
ING VP Index Plus SmallCap	7	1	7	-
ING Variable Products Trust:
ING VP Disciplined LargeCap	27	20	3	1
ING VP Growth Opportunities	28	580	51	14
ING VP Growth + Value	9	103	110	121
ING VP High Yield Bond	51	53	13	9
ING VP International Value	803	582	289	72
ING VP MagnaCap	75	61	22	7
ING VP MidCap Opportunities	1,431	706	24	4
ING VP SmallCap Opportunities	430	416	82	93
Janus Aspen Series:
Janus Aspen Growth	772	773	154	153
Janus Aspen International Growth	423	382	107	30
Janus Aspen Mid Cap Growth	1,018	925	192	171
Janus Aspen Worldwide Growth	708	670	203	222
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity Bond	210	187	92	53
Neuberger Berman AMT Partners	506	590	148	157
Neuberger Berman AMT Socially Responsive	20	12	8	6
PIMCO Accumulation Trust:
OpCap Equity	223	156	59	31
OpCap Global Equity	193	138	27	24
OpCap Managed	232	242	136	42
OpCap Small Cap	265	245	84	27
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	21	8	6	4
Pioneer Small Cap Value VCT	3	1	2	-
Putnam Variable Trust:
Putnam VT Diversified Income	28	28	1	2
Putnam VT Growth and Income	483	453	138	142
Putnam VT New Opportunities	127	145	45	30
Putnam VT Small Cap Value	164	126	42	11
Putnam VT Voyager	1,091	1,006	203	225

S-49

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

6. Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2004			2003
				Net Units
	Net Increase	Units	Units	Issued
	(Decrease)	Issued	Redeemed	(Redeemed)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	3,267	7,145	(3,878)	980
The Alger American Fund:
Alger American Growth	5,186	113,324	(108,138)	1,959
Alger American Leveraged AllCap	4,948	25,213	(20,265)	7,562
Alger American MidCap Growth	1,132	31,821	(30,689)	(9,714)
Alger American Small Capitalization	(8,380)	50,548	(58,928)	10,382
American Funds Insurance Series:
American Funds Growth	6,507	8,159	(1,652)	2,239
American Funds Growth Income	1,474	2,581	(1,107)	19
American Funds International	2,692	3,261	(569)	18
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Contrafund®	8,597	69,519	(60,922)	4,362
Fidelity® VIP Equity-Income	4,142	36,406	(32,264)	1,182
Fidelity® VIP Growth	4,051	26,255	(22,204)	3,774
Fidelity® VIP High Income	1,801	10,248	(8,447)	1,623
Fidelity® VIP High Income SC2	-	-	-	-
Fidelity® VIP Investment Grade Bond	6,491	81,685	(75,194)	38,991
Fidelity® VIP Index 500	(21,385)	164,391	(185,776)	22,521
Fidelity® VIP Money Market	(54,645)	103,460	(158,105)	(4,566)
ING Investors Trust:
ING Hard Assets	167	175	(8)	-
ING JP Morgan Small Cap Equity	11,773	12,924	(1,151)	-
ING Limited Maturity Bond	915	2,214	(1,299)	126
ING Liquid Assets	68,348	78,405	(10,057)	-
ING Mercury Focus Value	3,299	3,408	(109)	-
ING MFS Mid-Cap Growth	3,252	12,458	(9,206)	4,566
ING MFS Total Return	235	246	(11)	23
ING Stock Index	77,283	285,135	(207,852)	-
ING T. Rowe Price Capital Appreciation	44,704	133,770	(89,066)	41,391
ING Van Kampen Equity Growth	6,481	7,241	(760)	-
ING Van Kampen Real Estate	1,159	1,191	(32)	45
ING Income Shares:
ING VP Intermediate Bond	1,113	3,553	(2,440)	166

S-50

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2004			2003
				Net Units
	Net Increase	Units	Units	Issued
	(Decrease)	Issued	Redeemed	(Redeemed)
ING Partners Inc:
ING JP Morgan Mid Cap Value	9	11	(2)	-
Van Kampen Comstock	199	325	(126)	1,030
ING Van Kampen Equity and Income	288	374	(86)	1,381
ING Variable Portfolios Inc:
ING VP Index Plus LargeCap	72	127	(55)	853
ING VP Index Plus MidCap	851	949	(98)	926
ING VP Index Plus SmallCap	541	614	(73)	845
ING Variable Products Trust:
ING VP Disciplined LargeCap	560	2,234	(1,674)	295
ING VP Growth Opportunities	(18,025)	1,754	(19,779)	8,436
ING VP Growth + Value	(41,817)	2,119	(43,936)	(687)
ING VP High Yield Bond	(650)	4,452	(5,102)	(14)
ING VP International Value	11,434	43,969	(32,535)	13,990
ING VP MagnaCap	1,366	8,107	(6,741)	1,680
ING VP MidCap Opportunities	113,109	226,307	(113,198)	3,588
ING VP SmallCap Opportunities	578	17,674	(17,096)	(408)
Janus Aspen Series:
Janus Aspen Growth	(161)	63,321	(63,482)	292
Janus Aspen International Growth	2,542	31,672	(29,130)	7,027
Janus Aspen Mid Cap Growth	6,558	73,234	(66,676)	2,046
Janus Aspen Worldwide Growth	2,413	57,806	(55,393)	(2,501)
Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Limited Maturity	995	14,742	(13,747)	2,027
Neuberger Berman AMT Partners	(6,826)	42,769	(49,595)	(610)
Neuberger Berman AMT Socially Responsive	744	1,756	(1,012)	273
PIMCO Accumulation Trust:
OpCap Equity	5,043	17,373	(12,330)	2,396
OpCap Global Equity	4,010	14,246	(10,236)	18
OpCap Managed	(966)	18,722	(19,688)	9,261
OpCap Small Cap	1,203	16,203	(15,000)	4,552
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	1,026	1,695	(669)	177
Pioneer Small Cap Value VCT	128	209	(81)	213
Putnam Variable Trust:
Putnam VT Diversified Income	(133)	1,428	(1,561)	(151)
Putnam VT Growth and Income	815	18,274	(17,459)	(625)
Putnam VT New Opportunities	(903)	6,834	(7,737)	1,003
Putnam VT Small Cap Value	2,313	11,286	(8,973)	2,844
Putnam VT Voyager	3,288	45,400	(42,112)	(1,147)

S-51

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

7. Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
AIM VI Dent Demographic Trends
2004	7	$5.41	$ 37	-%	0.00%	8.20%
2003	4	$5.00	18	-	0.00%	37.36%
2002	3	$3.64	9	-	0.00%	-32.20%
2001	4	$5.36	20	-	0.00%	-32.94%
2000	1	$8.00	9	(a)	(a)	(a)
Alger American Growth
2004	113	$14.01	1,587	-	0.00%	5.50%
2003	108	$13.28	1,435	-	0.00%	35.10%
2002	106	$9.83	1,043	0.04	0.00%	-32.99%
2001	82	$14.67	1,209	0.34	0.00%	-11.81%
2000	56	$16.63	938	(a)	(a)	(a)
Alger American Leveraged AllCap
2004	29	$6.11	178	-	0.00%	8.14%
2003	24	$5.65	136	-	0.00%	34.84%
2002	17	$4.19	69	0.01	0.00%	-33.91%
2001	10	$6.35	67	-	0.00%	-20.66%
2000	3	$8.00	24	(a)	(a)	(a)
Alger American MidCap Growth
2004	33	$20.28	666	-	0.00%	13.04%
2003	32	$17.94	569	-	0.00%	47.78%
2002	41	$12.14	503	-	0.00%	-29.54%
2001	20	$17.23	339	-	0.00%	-6.52%
2000	11	$18.43	205	(a)	(a)	(a)

S-52

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Alger American Small Capitalization
2004	44	$10.48	$ 458	-%	0.00%	16.57%
2003	52	$8.99	468	-	0.00%	(e)
2002	42	$6.32	263	-	0.00%	-26.22%
2001	31	$8.56	267	0.07	0.00%	-29.51%
2000	22	$12.15	273	(a)	(a)	(a)
American Funds Growth
2004	9	$14.17	124	-	0.00%	12.46%
2003	2	$12.60	28	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
American Funds Growth Income
2004	1	$13.96	21	-	0.00%	10.36%
2003	-	$12.65	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
American Funds International
2004	3	$16.17	44	-	0.00%	19.34%
2003	-	$13.55	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Contrafund®
2004	66	$32.74	2,144	0.32	0.00%	15.49%
2003	57	$28.35	1,613	0.43	0.00%	28.45%
2002	53	$22.07	1,160	0.60	0.00%	-9.35%
2001	33	$24.34	804	1.15	0.00%	-12.24%
2000	21	$27.74	582	(a)	(a)	(a)

S-53

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Equity-Income
2004	35	$31.13	$ 1,105	1.52%	0.00%	11.54%
2003	31	$27.91	875	1.71	0.00%	30.36%
2002	30	$21.41	646	1.48	0.00%	-16.95%
2001	24	$25.78	606	2.24	0.00%	-4.96%
2000	19	$27.13	506	(a)	(a)	(a)
Fidelity® VIP Growth
2004	27	$25.85	690	0.16	0.00%	3.40%
2003	23	$25.00	566	0.22	0.00%	32.84%
2002	19	$18.82	355	0.23	0.00%	-30.10%
2001	16	$23.93	433	0.10	0.00%	-17.65%
2000	12	$32.70	377	(a)	(a)	(a)
Fidelity® VIP High Income
2004	11	$16.14	177	7.05	0.00%	9.57%
2003	9	$14.73	135	6.31	0.00%	27.31%
2002	8	$11.57	87	8.03	0.00%	3.44%
2001	6	$15.08	64	14.43	0.00%	18.96%
2000	4	$12.67	51	(a)	(a)	(a)
Fidelity® VIP High Income SC2
2004	-	$0.00	-	-	0.00%	0.00%
2003	-	(d)	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Investment Grade Bond
2004	88	$19.98	1,756	4.05	0.00%	4.44%
2003	81	$19.13	1,556	2.58	0.00%	5.17%
2002	42	$18.19	771	3.82	0.00%	10.34%
2001	37	$16.48	618	1.61	0.00%	8.46%
2000	7	$15.19	105	(a)	(a)	(a)

S-54

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Index 500
2004	80	$30.70	$ 2,448	1.41%	0.00%	10.63%
2003	101	$27.75	2,807	1.24	0.00%	28.41%
2002	79	$21.61	1,699	1.30	0.00%	-22.25%
2001	91	$27.80	2,523	1.05	0.00%	-12.10%
2000	42	$31.62	1,330	(a)	(a)	(a)
Fidelity® VIP Money Market
2004	62	$15.67	976	1.15	0.00%	1.16%
2003	117	$15.49	1,811	1.03	0.00%	1.04%
2002	122	$15.33	1,863	1.65	0.00%	1.69%
2001	105	$15.08	1,576	4.66	0.00%	4.19%
2000	36	$14.47	522	(a)	(a)	(a)
ING Hard Assets
2004	-	$16.28	3	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)
ING JP Morgan Small Cap Equity
2004	12	$12.09	142	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)
ING Limited Maturity Bond
2004	1	$10.27	11	16.67	0.00%	1.38%
2003	-	$10.13	1	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-55

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Liquid Assets
2004	68	$10.09	$ 689	(f)%	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)
ING Mercury Focus Value
2004	3	$11.04	36	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)
ING MFS Mid-Cap Growth
2004	11	$6.41	71	-	0.00%	15.08%
2003	8	$5.57	44	-	0.00%	39.25%
2002	3	$4.00	13	-	0.00%	0.00%
2001	-	$7.82	-	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return
2004	-	$12.71	3	-	0.00%	11.49%
2003	-	$11.40	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index
2004	77	$11.05	854	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)

S-56

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING T. Rowe Price Capital Appreciation
2004	124	$15.00	$ 1,865	1.39%	0.00%	16.82%
2003	80	$12.84	1,023	0.71	0.00%	22.99%
2002	38	$10.24	392	6.00	0.00%	0.48%
2001	1	$10.19	13	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth
2004	6	$10.73	70	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)
ING Van Kampen Real Estate
2004	1	$17.93	22	-	0.00%	38.14%
2003	-	$12.98	1	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Intermediate Bond
2004	3	$11.98	30	4.35	0.00%	4.81%
2003	1	$11.43	16	-	0.00%	6.33%
2002	1	$10.75	13	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JP Morgan Mid Cap Value
2004	-	$15.11	-	(f)	0.00%	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
2000	(f)	(f)	(f)	(f)	(f)	(f)

S-57

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Van Kampen Comstock
2004	1	$12.76	$ 17	-%	0.00%	16.96%
2003	1	$10.91	12	-	0.00%	29.88%
2002	-	$8.40	1	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income
2004	2	$11.49	24	-	0.00%	10.91%
2003	2	$10.36	19	-	0.00%	27.43%
2002	-	$8.13	3	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus LargeCap
2004	1	$11.50	12	-	0.00%	10.58%
2003	1	$10.40	10	-	0.00%	26.06%
2002	-	$8.25	1	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus MidCap
2004	2	$12.61	22	-	0.00%	16.54%
2003	1	$10.82	10	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus SmallCap
2004	1	$13.11	18	-	0.00%	22.07%
2003	1	$10.74	9	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-58

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Disciplined LargeCap
2004	2	$12.96	$ 22	-%	0.00%	12.01%
2003	1	$11.57	13	-	0.00%	25.08%
2002	1	$9.25	8	1.58	0.00%	-22.08%
2001	-	$11.87	5	0.94	0.00%	-12.23%
2000	-	$13.52	4	(a)	(a)	(a)
ING VP High Yield Bond
2004	7	$11.29	76	6.54	0.00%	7.93%
2003	7	$10.46	77	6.99	0.00%	17.40%
2002	7	$8.91	66	11.27	0.00%	-1.14%
2001	3	$9.01	28	15.33	0.00%	0.69%
2000	1	$8.95	7	(a)	(a)	(a)
ING VP International Value
2004	44	$20.93	916	1.21	0.00%	17.45%
2003	32	$17.82	576	1.21	0.00%	29.88%
2002	18	$13.72	252	0.96	0.00%	-15.37%
2001	8	$16.21	126	2.25	0.00%	-11.67%
2000	5	$18.35	98	(a)	(a)	(a)
ING VP MagnaCap
2004	8	$10.04	80	1.42	0.00%	9.01%
2003	7	$9.21	61	-	0.00%	31.01%
2002	5	$7.03	35	1.23	0.00%	-22.76%
2001	2	$9.10	14	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities
2004	121	$6.87	834	-	0.00%	11.53%
2003	8	$6.16	51	-	0.00%	36.59%
2002	5	$4.51	21	-	0.00%	-25.86%
2001	1	$6.08	9	0.02	0.00%	-32.92%
2000	1	$9.06	7	(a)	(a)	(a)

S-59

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP SmallCap Opportunities
2004	18	$27.96	$ 515	-%	0.00%	10.17%
2003	18	$25.38	453	-	0.00%	38.54%
2002	18	$18.32	334	-	0.00%	-43.59%
2001	18	$32.47	583	-	0.00%	-29.15%
2000	12	$45.83	545	(a)	(a)	(a)
Janus Aspen Growth
2004	53	$12.95	692	0.15	0.00%	4.52%
2003	54	$12.39	664	0.17	0.00%	31.81%
2002	53	$9.40	501	-	0.00%	-26.51%
2001	57	$12.80	724	0.11	0.00%	-24.82%
2000	35	$17.02	585	(a)	(a)	(a)
Janus Aspen International Growth
2004	29	$15.85	462	0.98	0.00%	18.99%
2003	27	$13.32	354	1.10	0.00%	34.82%
2002	20	$9.88	193	0.88	0.00%	-25.58%
2001	17	$13.27	228	1.64	0.00%	-35.47%
2000	11	$20.57	190	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004	68	$16.10	1,090	-	0.00%	20.78%
2003	61	$13.33	815	-	0.00%	35.06%
2002	59	$9.87	583	-	0.00%	-27.93%
2001	58	$13.69	800	-	0.00%	-39.45%
2000	39	$22.61	889	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004	63	$13.20	830	1.01	0.00%	4.76%
2003	60	$12.60	762	1.00	0.00%	24.02%
2002	63	$10.16	640	0.87	0.00%	-25.50%
2001	65	$13.64	886	0.79	0.00%	-22.44%
2000	47	$17.59	817	(a)	(a)	(a)

S-60

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Neuberger Berman AMT Limited Maturity Bond
2004	20	$13.72	$ 275	3.75%	0.00%	0.81%
2003	19	$13.61	259	4.54	0.00%	2.41%
2002	17	$13.29	226	3.95	0.00%	5.34%
2001	5	$12.62	69	3.25	0.00%	8.78%
2000	1	$11.60	14	(a)	(a)	(a)
Neuberger Berman AMT Partners
2004	31	$13.78	421	-	0.00%	18.90%
2003	37	$11.59	433	-	0.00%	35.08%
2002	38	$8.58	326	0.51	0.00%	-24.14%
2001	37	$11.31	421	0.53	0.00%	2.83%
2000	32	$11.63	369	(a)	(a)	(a)
Neuberger Berman AMT Socially Responsive
2004	3	$13.24	39	-	0.00%	13.26%
2003	2	$11.69	26	-	0.00%	34.37%
2002	2	$8.70	17	-	0.00%	-14.75%
2001	49	$10.20	-	-	0.00%	-3.58%
2000	12	$10.58	-	(a)	(a)	(a)
OpCap Equity
2004	18	$14.26	260	0.93	0.00%	11.93%
2003	13	$12.74	168	1.45	0.00%	28.56%
2002	11	$9.91	107	0.62	0.00%	-21.41%
2001	4	$12.61	57	0.54	0.00%	-7.02%
2000	1	$13.56	16	(a)	(a)	(a)
OpCap Global Equity
2004	13	$15.05	202	0.61	0.00%	12.48%
2003	9	$13.38	126	0.90	0.00%	31.56%
2002	9	$10.17	96	0.45	0.00%	-17.41%
2001	7	$12.31	84	-	0.00%	-13.82%
2000	6	$14.28	86	(a)	(a)	(a)

S-61

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
OpCap Managed
2004	18	$13.39	$ 247	1.24%	0.00%	10.75%
2003	19	$12.09	235	1.19	0.00%	21.75%
2002	10	$9.93	101	1.41	0.00%	-16.88%
2001	5	$11.94	58	2.42	0.00%	-4.91%
2000	3	$12.56	35	(a)	(a)	(a)
OpCap Small Cap
2004	21	$18.85	392	-	0.00%	17.89%
2003	20	$15.99	313	-	0.00%	42.64%
2002	15	$11.21	169	0.06	0.00%	-21.64%
2001	9	$14.30	130	1.11	0.00%	8.33%
2000	6	$13.20	77	(a)	(a)	(a)
Pioneer Mid Cap Value VCT
2004	2	$14.06	24	-	0.00%	22.05%
2003	1	$11.52	8	-	0.00%	37.47%
2002	-	$8.38	4	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Small Cap Value VCT
2004	-	$12.39	5	-	0.00%	20.17%
2003	-	$10.31	3	-	0.00%	35.30%
2002	-	$7.62	-	-	0.00%	0.00%
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Putnam VT Diversified Income
2004	1	$19.40	26	7.69	0.00%	9.30%
2003	1	$17.70	26	8.00	0.00%	20.24%
2002	2	$14.72	24	8.71	0.00%	6.20%
2001	2	$13.86	24	11.03	0.00%	3.82%
2000	2	$13.35	25	(a)	(a)	(a)

S-62

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Putnam VT Growth and Income
2004	19	$28.46	$ 551	1.56%	0.00%	11.35%
2003	19	$25.56	474	2.10	0.00%	27.74%
2002	19	$20.01	384	1.68	0.00%	-18.79%
2001	17	$24.64	421	2.20	0.00%	-6.16%
2000	13	$26.26	331	(a)	(a)	(a)
Putnam VT New Opportunities
2004	8	$20.40	157	-	0.00%	10.57%
2003	9	$18.45	159	-	0.00%	32.64%
2002	8	$13.91	106	-	0.00%	-30.29%
2001	7	$19.95	146	-	0.00%	-29.99%
2000	4	$28.49	105	(a)	(a)	(a)
Putnam VT Small Cap Value
2004	11	$17.13	182	0.68	0.00%	26.61%
2003	8	$13.53	113	-	0.00%	50.00%
2002	5	$9.02	49	0.20	0.00%	-18.06%
2001	1	$11.01	9	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

S-63

ReliaStar LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Investment
		Units		Net Assets	Income
Division		(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Putnam VT Voyager
	2004	44	$25.41	$ 1,123	0.47%	0.00%	5.30%
	2003	41	$24.13	987	0.67	0.00%	25.16%
	2002	42	$19.28	811	0.81	0.00%	-26.34%
	2001	39	$26.17	1,020	0.16	0.00%	-22.24%
	2000	28	$33.65	943	(a)	(a)	(a)

(a)	Not provided for 2000
(b)	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
(c)	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
(d)	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.
(e)	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.
(f)	As this Division was not offered until 2004, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3.
Information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.
Information is calculated independently for each column in the table.

S-64
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Index to Financial Statements

C-1
Report of Independent Registered Public Accounting Firm

The Board of Directors
ReliaStar Life Insurance Company of New York

  We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2004 and 2003, and the related statements of operations, changes in shareholder's equity, cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ReliaStar Life Insurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

  As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002 and changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004. As discussed in Note 15 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its short-term investments and investment contracts for the years ended December 31, 2003 and 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 31, 2005

C-2
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Operations
(In millions)

	Year ended December 31,
	2004	2003	2002
Revenues:
Net investment income	$ 122.2	$ 124.4	$ 133.1
Fee income	95.9	94.7	98.2
Premiums	64.7	61.8	55.0
Net realized capital gains (losses)	9.2	10.6	(3.2)
Other income	4.9	4.0	5.5
Total revenue	296.9	295.5	288.6
Benefits and expenses:
Interest credited and other benefits
to contractowners and policyholders	189.0	147.5	176.3
Operating expenses	51.1	36.9	29.3
Amortization of deferred policy acquisition costs
and value of business acquired	9.4	30.9	32.6
Total benefits and expenses	249.5	215.3	238.2

Income before income taxes and cumulative effect
of change in accounting principle	47.4	80.2	50.4
Income tax expense	16.6	26.3	17.8
Income before cumulative effect of change
in accounting principle	30.8	53.9	32.6
Cumulative effect of change in accounting principles,
net of tax	0.8	-	(865.0)
Net income (loss)	$ 31.6	$ 53.9	$ (832.4)

The accompanying notes are an integral part of these financial statements.

C-3
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2004	2003
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $1,553.2 at 2004 and $1,538.4 at 2003)	$ 1,613.1	$ 1,614.2
Equity securities, available-for-sale, at fair value (cost of $6.9 at 2004 and 2003)	7.6	6.7
Mortgage loans on real estate	213.0	209.7
Policy loans	90.9	86.6
Other investments	17.0	13.0
Securities pledged (amortized cost of $149.7 at 2004 and $106.2 at 2003)	148.5	105.6
Total investments	2,090.1	2,035.8
Cash and cash equivalents	33.5	10.5
Short-term investments under securities loan agreement	49.0	1.9
Accrued investment income	19.2	18.9
Reinsurance recoverable	84.2	65.1
Deferred policy acquisition costs	77.4	74.6
Value of business acquired	34.0	36.5
Due from affiliates	1.4	26.8
Deferred income taxes	32.5	20.2
Other assets	13.2	20.0
Assets held in separate accounts	537.7	513.8
Total assets	$ 2,972.2	$ 2,824.1

The accompanying notes are an integral part of these financial statements.

C-4

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2004	2003
Liabilities and Shareholder's Equity
Policy liabilities and accruals	$ 1,772.5	$ 1,677.2
Due to affiliates	5.1	13.7
Borrowed money	100.4	101.5
Payables under securities loan agreement	49.0	1.9
Current income taxes	16.2	3.7
Other liabilities	39.7	57.7
Liabilities related to separate accounts	537.7	513.8
Total liabilities	2,520.6	2,369.5
Shareholder's equity:
Common stock (1,377,863 shares authorized, issued and outstanding,
$2.00 per share value)	2.8	2.8
Additional paid-in capital	1,172.7	1,200.1
Accumulated other comprehensive income	29.6	35.8
Retained earnings (deficit)	(753.5)	(784.1)
Total shareholder's equity	451.6	454.6
Total liabilities and shareholder's equity	$ 2,972.2	$ 2,824.1

The accompanying notes are an integral part of these financial statements.

C-5

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Changes in Shareholder's Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity
Balance at December 31, 2001	$ 2.8	$ ,194.6	$ 6.5	$ 8.8	$ 1,212.7
Capital contribution	-	31.4	-	-	31.4
Dividends to Shareholder	-	-	-	(14.4)	(14.4)
Comprehensive income:
Net loss	-	-	-	(832.4)	(832.4)
Other comprehensive income,
net of tax:
Unrealized gain on securities
($45.0 pretax)	-	-	28.9	-	28.9
Comprehensive loss					(803.5)
Other	-	(0.4)	-	-	(0.4)

Balance at December 31, 2002	2.8	1,225.6	35.4	(838.0)	425.8
Dividends to Shareholder	-	(25.5)	-	-	(25.5)
Comprehensive income:
Net income	-	-	-	53.9	53.9
Other comprehensive income,
net of tax:
Unrealized gain on securities
($0.8 pretax)	-	-	0.4	-	0.4
Comprehensive income					54.3

Balance at December 31, 2003	2.8	1,200.1	35.8	(784.1)	454.6
Dividends to Shareholder		(27.2)			(27.2)
Comprehensive income:
Net income				31.6	31.6
Other comprehensive income,
net of tax:
Unrealized loss on securities
($(11.7) pretax)			(7.4)		(7.4)
Comprehensive income					24.2
Other		(0.2)	1.2	(1.0)	-

Balance at December 31, 2004	$ 2.8	$ 1,172.7	$ 29.6	$ (753.5)	$ 451.6

The accompanying notes are an integral part of these financial statements.

C-6

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows
(In millions)

	Year ended December 31,
	2004	2003	2002
		(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income (loss)	$ 31.6	$ 53.9	$ (832.4)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Capitalization of deferred policy acquisition costs and
value of business acquired	(18.5)	(26.9)	(32.7)
Amortization of deferred policy acquisition costs and
value of business acquired	19.6	29.5	29.7
Future policy benefits, claims reserves, and interest credited	58.6	7.0	22.1
Net realized capital (gains) losses	(9.4)	(10.4)	5.6
Impairment of goodwill	-	-	865.0
Change in:
Reinsurance recoverable	(19.1)	(18.6)	(1.5)
Accounts receivable	8.1	(6.7)	4.5
Accounts payable	(7.8)	(22.5)	(4.0)
Due from affiliates	16.8	(6.2)	40.2
Other	(7.0)	6.8	1.2
Net cash provided by operating activities	72.9	5.9	97.7
Cash Flows from Investing Activities:
Proceeds from the sale, maturity or redemption of:
Fixed maturities, available-for-sale	2,488.1	2,767.9	2,238.6
Mortgage loans on real estate	24.5	44.3	29.7
Acquisition of:
Fixed maturities, available-for-sale	(2,531.1)	(2,879.3)	(2,284.4)
Mortgage loans on real estate	(27.3)	(10.0)	(7.5)
Short-term investments, net	0.1	0.9	(1.0)
Other, net	(8.4)	(2.4)	(4.6)
Net cash used for investing activities	(54.1)	(78.6)	(29.2)

The accompanying notes are an integral part of these financial statements.

C-7

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows
(In millions)

	Year ended December 31,
	2004	2003	2002
		(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 193.2	$ 175.5	$ 183.5
Maturities and withdrawals from investment contracts	(163.1)	(151.1)	(173.0)
Short-term borrowings, net	1.2	28.3	(2.3)
Dividends to shareholder	(27.2)	(25.5)	(14.4)
Other	0.1	-	5.8
Net cash provided by financing activities	4.2	27.2	(0.4)
Net increase (decrease) in cash and cash equivalents	23.0	(45.5)	68.1
Cash and cash equivalents, beginning of year	10.5	56.0	(12.1)
Cash and cash equivalents, end of year	$ 33.5	$ 10.5	$ 56.0
Supplemental cash flow information:
Income taxes paid, net	$ 9.5	$ 29.5	$ 2.7
Interest paid	$ 1.5	$ 1.9	$ 1.7

The accompanying notes are an integral part of these financial statements.

C-8
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies
Basis of Presentation

  ReliaStar Life Insurance Company of New York ("RLNY" or the "Company"), a direct, wholly-owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar Life"), is a stock life insurance company organized under the laws of the State of New York. ReliaStar Life is a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), a Connecticut holding and management company. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

  Until October 1, 2003, the Company was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut Life"), a Minnesota domiciled insurance company, which provided financial products and services in the United States. Effective October 1, 2003, Security-Connecticut merged with and into ReliaStar Life.

  On April 1, 2002, ReliaStar Life acquired First Golden American Life Insurance Company of New York ("First Golden"), an affiliated entity, for a purchase price of $27.7 in cash and $0.2 in receivables. The purchase price was based on First Golden's statutory-basis book value. ReliaStar Life contributed First Golden to Security-Connecticut at book value per generally accepted accounting principles in the Untied States ("GAAP"). Security-Connecticut contributed First Golden to RLNY, and First Golden was dissolved into RLNY at GAAP book value. The contribution of First Golden to RLNY was recorded as an increase to stockholder's equity of $31.4 which equaled First Golden's April 1, 2002 GAAP book value. Approval for the merger was obtained from the insurance departments of the states of New York and Delaware.

  Statement of Financial Accounting Standards ("FAS") No. 141, "Business Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The balance sheets and statements of operations give effect to the consolidation transactions as if they had occurred on January 1, 2002.

C-9

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States.

Description of Business

  The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states and the District of Columbia.

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

  The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 established several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and the revenues and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, the SOP requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. Sales inducements provided to contractowners and policyholders must also be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

C-10
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to account for certain separate account arrangements as general account arrangements, to establish additional liabilities for certain guaranteed benefits and for products with patterns of cost of insurance charges that result in gains followed by losses in later policy durations from the insurance benefit function, and to defer and amortize sales inducements to contractowners and policyholders. Upon adoption of the SOP on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(10.8), before tax or $(7.0), net of $3.8 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company's policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

  In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the implementation of Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises, for Certain Nontraditional Long-Duration Contracts and for Separate Accounting" (the "TPA").

  The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under the SOP. While the TPA was implemented during the fourth quarter of 2004, the TPA was retroactive to the original implementation date of SOP 03-1, January 1, 2004 and was reported as an adjustment to the SOP 03-1 cumulative effect change in accounting principle. The adoption of the TPA resulted in an adjustment of the Company's cumulative effect change in accounting principle by $7.8, net of $4.2 of income tax.

C-11
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of FAS No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company's financial position, results of operations or cash flows.

The Meaning of Other-than-temporary Impairment and its Application to Certain Investments

  In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1 ("EITF 03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is to be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

  On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

C-12
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

Accounting for Derivative Instruments and Hedging Activities

  In 2003, the Derivative Implementation Group ("DIG") who was responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor Under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated. The Company adopted DIG B36 on October 1, 2003, and the adoption had no impact on the Company's financial position, results of operations or cash flows.

Variable Interest Entities

  In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

  In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

C-13
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

  The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $643.6 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004, of $628.8 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

Goodwill Impairment

  During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets" ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $865.0, net of $465.8 of income tax, related to prior acquisitions, recorded retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the 2002 Statement of Operations.

C-14
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guarantees

  In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its significant guarantees are excluded from the scope of this interpretation.

New Accounting Pronouncements

  In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment", which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

  The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation".

C-15
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The Company intends to early adopt the provisions of FAS 123R on January 1, 2005, using the modified-prospective method. Due to the Company's few number of employees, the adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations, or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see footnote 15).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

  All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in deferred acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred income taxes.

C-16

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

  The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

  In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than book value and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

Purchases and Sales

  Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

  Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

C-17

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan (discounted at the loan's effective interest rate), or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances.

  Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Securities Lending

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

Repurchase Agreements

  The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

C-18
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in cash equivalents on the Balance Sheets.

Derivatives

  The Company's use of derivatives is limited primarily to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 as the Company does not seek hedge accounting treatment. The Company enters into interest rate, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Balance Sheets.

Deferred Policy Acquisition Costs and Value of Business Acquired

  DAC represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

  VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

  The amortization methodology used for DAC and VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

C-19
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

  Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deterred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

  Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

  At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking") retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

C-20
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reserves

  The Company establishes and carries actuarially determined reserves which are calculated to meet its future obligations. Reserves are calculated using mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

  Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts, and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. In addition, the Company holds reserves as required by SOP 03-1 for certain products with anticipated losses in later policy durations. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

  Reserves for immediate annuities with life contingent payout benefits are computed on the basis of interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.95% to 13.19% for all years presented. Changes in or deviations from the assumptions used can significantly affect the Company's reserve level and related future operations.

  Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (reserve interest rates vary by product up to 7.1% for 2004, 2003 and 2002).

Sales Inducements

  Sales inducements represent benefits paid to contractowners and policyholders that are incremental to the amounts the Company credits on similar contracts and are higher than the contracts expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the Balance Sheets in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheets. Beginning in 2004, sales inducements are amortized as a component of benefit expense using methodology and assumptions consistent with those used for amortization of DAC. Sales inducements are recorded in other assets on the Balance Sheets.

C-21

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenue Recognition

  For universal life and certain annuity contracts, charges assessed against contractowners'and policyholders' funds for the cost of insurance, surrender, expenses and other fees are recorded as revenue. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Statements of Operations.

Separate Accounts

  Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners and policyholders who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners and policyholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractowner/policyholder or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

  Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the Separate accounts are not reflected in the Statements of Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

  Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (those arrangements supporting the guaranteed interest option) were reclassified to the general account on January 1, 2004, in accordance with the SOP 03-1 requirements.

C-22
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

  The Company utilizes reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

Income Taxes

  The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

C-23

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2. Investments

Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 56.2	$ 0.4	$ 0.2	$ 56.4
States, municipalities and political
subdivisions	1.6	0.1	-	1.7

U.S. corporate securities:
Public utilities	154.3	7.9	0.8	161.4
Other corporate securities	695.2	35.9	3.0	728.1
Total U.S. corporate securities	849.5	43.8	3.8	889.5

Foreign securities:
Government	28.0	0.6	0.2	28.4
Other	168.0	6.6	1.9	172.7
Total foreign securities	196.0	7.2	2.1	201.1

Residential mortgage-backed securities	373.5	2.5	2.1	373.9
Commercial mortgage-backed securities	119.0	8.2	0.3	126.9
Other asset-backed securities	107.1	6.1	1.1	112.1

Total fixed maturities, including
fixed maturities pledged	1,702.9	68.3	9.6	1,761.6
Less: fixed maturities pledged	149.7	0.3	1.5	148.5

Fixed maturities	1,553.2	68.0	8.1	1,613.1
Equity securities	6.9	0.7	-	7.6
Total investments available-for-sale	$ 1,560.1	$ 68.7	$ 8.1	$ 1,620.7

C-24

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 7.4	$ 0.3	$ -	$ 7.7
States, municipalities and political
subdivisions	1.8	0.1	-	1.9

U.S. corporate securities:
Public utilities	127.6	9.3	0.5	136.4
Other corporate securities	732.5	48.3	5.9	774.9
Total U.S. corporate securities	860.1	57.6	6.4	911.3

Foreign securities:
Government	28.0	0.4	0.2	28.2
Other	141.2	6.9	2.8	145.3
Total foreign securities	169.2	7.3	3.0	173.5

Residential mortgage-backed securities	399.7	4.0	1.3	402.4
Commercial mortgage-backed securities	106.1	9.6	0.3	115.4
Other asset-backed securities	100.3	8.6	1.3	107.6

Total fixed maturities, including
fixed maturities pledged	1,644.6	87.5	12.3	1,719.8
Less: Fixed maturities pledged	106.2	0.5	1.1	105.6

Fixed maturities	1,538.4	87.0	11.2	1,614.2
Equity securities	6.9	0.1	0.3	6.7
Total investments available-for-sale	$ 1,545.3	$ 87.1	$ 11.5	$ 1,620.9

C-25
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2004 and 2003, net unrealized appreciation was $59.4 and $75.0, respectively, on total fixed maturities, including fixed maturities pledged to creditors and equity securities.

  The aggregate unrealized losses and related fair value of total fixed maturities, including fixed maturities pledged to creditors, and equity securities with unrealized losses as of December 31, 2004, are shown below by duration:

	Unrealized	Fair
	Loss	Value
Duration category:
Less than six months below cost	$ 2.7	$ 335.4
More than six months and less than twelve months below cost	2.5	131.8
More than twelve months below cost	4.4	78.6
Total investments available for sale	$ 9.6	$ 545.8

  Of the unrealized losses less than 6 months in duration of $2.7, there were $1.0 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining losses of $1.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, that did not have an adverse change in cash flows for which the carrying amount was $145.6.

  Of the unrealized losses more than 6 months and less than 12 months in duration of $2.5, there were $2.0 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining losses of $0.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, that did not have an adverse change in cash flows for which the carrying amount was $46.8.

  Of the unrealized losses more than 12 months in duration of $4.4, there were $3.1 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining losses of $1.3, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, that did not have an adverse change in cash flows for which the carrying amount was $13.6.

C-26

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The amortized cost and fair value of total fixed maturities as of December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 41.0	$ 41.8
After one year through five years	456.7	474.4
After five years through ten years	285.1	297.9
After ten years	320.5	334.6
Mortgage-backed securities	492.5	500.8
Other asset-backed securities	107.1	112.1
Less: fixed maturities pledged to creditors	149.7	148.5
Fixed maturities, excluding fixed maturities pledged	$ 1,553.2	$ 1,613.1

  The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004.

At December 31, 2004 and 2003, fixed maturities with carrying values of $6.0 and $6.1, respectively, were on deposit as required by regulatory authorities.

  The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $100.7 and $103.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $100.4 and $101.5 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Balance Sheets.

  The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash Equivalents on the Balance Sheets. At December 31, 2004 and 2003, the carrying value of the securities in reverse repurchase agreements was $32.0 and $8.0, respectively.

C-27

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

  The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2004. The Company believes the counterparties to the dollar roll, repurchase and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Impairments

The following table identifies the Company's other-than-temporary impairments by type:

	2004		2003		2002
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$ 0.8	1	$ 2.7	2	$ 0.7	1
Asset-backed	-	-	2.0	6	2.3	7
Equity	-	-	0.1	1	0.1	1
Limited Partnerships	0.1	2	-	-	-	-
Total	$ 0.9	3	$ 4.8	9	$ 3.1	9

The remaining fair value of impaired fixed maturities at December 31, 2004, 2003 and 2002 is $4.0, $7.5 and $25.9, respectively.

C-28
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of net investment income were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 98.7	$ 102.2	$ 108.7
Equity securities	-	-	0.5
Mortgage loans on real estate	16.5	18.7	20.7
Policy loans	7.0	5.8	5.9
Short-term investments and cash equivalents	0.3	0.2	0.3
Other	1.0	(0.9)	(0.7)
Gross investment income	123.5	126.0	135.4
Less: investment expense	(1.3)	(1.6)	(2.3)
Net investment income	$ 122.2	$ 124.4	$ 133.1

Net Realized Capital Gains and Losses

  Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and sale proceeds from sale, maturity, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments. Net realized capital gains (losses) on investments were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 9.3	$ 10.2	$ (2.5)
Equity securities	-	(0.1)	0.2
Other	(0.1)	0.5	(0.9)
Pretax realized capital gains (losses)	$ 9.2	$ 10.6	$ (3.2)
After-tax realized capital gains (losses)	$ 6.0	$ 6.9	$ (2.1)

Proceeds from the sale of total fixed maturities and equity securities and the related gross gains and losses were as follows:

	Year ended December 31,
	2004	2003	2002
Proceeds on sales	$ 1,300.8	$ 1,677.2	$ 1,425.1
Gross gains	14.7	23.7	40.0
Gross losses	4.7	13.5	42.2

C-29

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged) were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ (16.5)	$ (3.3)	$ 33.8
Equity securities	0.9	(0.2)	0.1
DAC/VOBA	3.8	4.4	11.5
Other	0.1	(0.1)	(0.4)
Subtotal	(11.7)	0.8	45.0
Less: (Decrease) increase in deferred
income taxes	(4.3)	0.4	16.1
Net (decrease) increase in accumulated other
comprehensive (loss) income	$ (7.4)	$ 0.4	$ 28.9

Shareholder's equity included the following accumulated other comprehensive income (loss):

	As of December 31,
	2004	2003	2002
Net unrealized capital gains (losses):
Fixed maturities	$ 58.7	$ 75.2	$ 78.5
Equity securities	0.7	(0.2)	-
DAC/VOBA	(14.1)	(17.9)	(22.3)
Other	(1.2)	(1.3)	(1.2)
Subtotal	44.1	55.8	55.0
Less: Deferred income taxes	15.7	20.0	19.6
Net unrealized capital gains	28.4	35.8	35.4
Other	1.2	-	-
Net accumulated other comprehensive
income	$ 29.6	$ 35.8	$ 35.4

C-30
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged, were as follows:

	Year ended December 31,
	2004	2003	2002
Unrealized holding gains (losses) arising
the year (1)	$ (2.7)	$ 4.9	$ 30.1
Less: reclassification adjustment for gains
(losses) and other items included in
net income (2)	4.7	4.5	1.2
Net unrealized gains (losses) on securities	$ (7.4)	$ 0.4	$ 28.9

(1)	Pretax unrealized holding gains (losses) were $(3.5), $7.5 and $46.3, for the years ended December 31, 2004, 2003 and 2002, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $7.3, $6.9 and $1.8, for the years ended December 31, 2004, 2003 and 2002, respectively.

3. Financial Instruments
Estimated Fair Value

  The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

  FAS No. 107 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-31
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bonds. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantee and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

  Equity securities: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price where applicable.

  Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash, cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily limited partnerships) approximate those assets' fair values.

C-32
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Investment contract liabilities: The fair values for deferred annuities are estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

  The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon Treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

  Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

	2004		2003
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturity, including securities pledged	$ 1,761.6	$ 1,761.6	$ 1,719.8	$ 1,719.8
Equity securities	7.6	7.6	6.7	6.7
Mortgage loans on real estate	213.0	231.5	209.7	235.1
Policy loans	90.9	90.9	86.6	86.6
Cash, cash equivalents and
short-term investments under securities
loan agreement	82.5	82.5	12.4	12.4
Other investments	17.0	17.0	13.0	13.0
Assets held in separate accounts	537.7	537.7	513.8	513.8
Liabilities:
Investment contract liabilities:
Deferred annuities	379.5	377.6	382.9	307.6
Supplementary contracts and
immediate annuities	31.5	31.5	13.3	13.3
Liabilities related to separate accounts	537.7	537.7	513.8	513.8

C-33

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

  Standard & Poor's ("S&P") Options are used to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at fair value with the change in value recorded in the Statements of Operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities. The notional amount, carrying value, and estimated fair value of the Company's open options as of December 31, 2004 were $8.0, $0.3, and $0.3, respectively. There were no S&P Options outstanding as of December 31, 2003.

C-34

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Cost and Value of Business Acquired
Activity for the years ended December 31, 2004, 2003 and 2002, within VOBA was as follows:

Balance at December 31, 2001	$ 64.7
Adjustment for unrealized gains and losses	(4.0)
Additions	4.5
Interest accrued at 5% - 7%	1.1
Amortization	(18.1)
Balance at December 31, 2002	48.2
Adjustment for unrealized gains and losses	6.8
Additions	3.5
Interest accrued at 5% - 7%	0.5
Amortization	(22.5)
Balance at December 31, 2003	36.5
Adjustment for unrealized gains and losses	3.7
Additions	3.3
Interest accrued at 5% - 7%	2.8
Amortization	(12.3)
Balance at December 31, 2004	$ 34.0

  The estimated amount of VOBA to be amortized, net of interest, over the next five years is $5.0, $4.3, $4.0, $3.7, and $3.5 for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-35

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Analysis of DAC/VOBA - Annuity

  The actual separate account return exhibited by the variable funds associated with the Company's liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $0.1 before tax, or $0.07, net of $0.03 of federal income tax expense for the year ended December 31, 2004.

  During 2003, the Company reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees, mortality, expense, and other policy charges) reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was driven by this change in the separate account returns assumption along with other prospective assumption changes. For the year ended December 31, 2003, the Company recorded an acceleration of DAC/VOBA amortization totaling $5.4 before tax, or $3.5, net of $1.9 of federal income tax benefit.

  As part of the regular analysis of DAC/VOBA, at the end of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees, mortality, expense, and other policy charges) as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC\VOBA amortization totaling $1.5 before tax, or $1.0, net of $0.5 of federal income tax benefit.

Analysis of DAC/VOBA - Life

  As part of the regular analysis of DAC/VOBA, at the end of each of the years ended December 31, 2004, 2003, and 2002, the Company unlocked its long-term rate of return assumptions due to assumption changes related to mortality, lapse, expense and interest amounts, portfolio return, as well as modeling improvements. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $9.8 in 2004, an increase of $5.5 in 2003, and a decrease of $4.4 in 2002.

C-36
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5. Dividend Restrictions and Shareholder's Equity
The Company paid $27.2, $25.5 and $14.4 in cash dividends to ReliaStar Life in 2004, 2003 and 2002, respectively.

  The Company did not receive capital contributions in 2004 and 2003. The Company received capital contributions of $31.4 in 2002 from Security-Connecticut, related to the First Golden merger with and into the Company.

  The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. This authority recognizes only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders. Without approval of the Superintendent of the State of New York, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within that calendar year exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net gain from operations for the prior calendar year, not including realized capital gains.

  The Insurance Department of the State of New York (the "Department"), recognizes as net income, capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles in the United States. Statutory capital and surplus of the Company was $260.9, $278.7 and $267.0 at December 31, 2004, 2003 and 2002, respectively. Statutory net gain from operations excluding realized capital gains (losses) was $21.0, $42.8, and $28.8 for the years ended December 31, 2004, 2003, and 2002, respectively.

  As of December 31, 2004, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

C-37
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6. Additional Insurance Benefits and Minimum Guarantees

  Under SOP 03-1, the Company calculates additional liabilities ("SOP reserves") for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges. The SOP reserve recognized for such products was in addition to the liability previously held (the "Account Value") and was to recognize the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

  In accordance with the methodology outlined in the SOP, the SOP reserve for life insurance products is calculated using the same assumptions used in the determination of estimated gross profits, according to which, deferred acquisition costs are amortized. RLNY calculates a benefit ratio for each block of business subject to the SOP, and calculates an SOP reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges and certain other fees that produce expected gains from the insurance benefit function followed by losses from that function in later years.

  The SOP reserve for variable annuity guaranteed minimum death benefits ("GMDB") is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2004, the separate account liability for annuities subject to SOP 03-1 due to minimum guaranteed benefits was $0.2.

  The aggregate fair value of assets is $213.9 of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004.

C-38
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

7. Sales Inducements

  Sales inducements represent benefits paid to contractowners and policyholders that are incremental to the amounts the Company credits on similar contracts and are higher than the contracts expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the Balance Sheets in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheets. Sales inducements are amortized as a component of benefit expense using methodology and assumptions consistent with those used for amortization of DAC. Beginning in 2004, the Company capitalized $1.1 and amortized $0.4 of sales inducements. The unamortized balance of capitalized sales inducements as of December 31, 2004 is $1.3, recorded in other assets on the Balance Sheets.

8. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2004	2003	2002
Balance at January 1	$ 17.0	$ 17.5	$ 14.5
Less: Reinsurance recoverable	11.0	14.2	13.4
Net balance at January 1	6.0	3.3	1.1
Incurred related to:
Current year	3.8	4.0	1.1
Prior years	1.8	1.3	1.2
Total incurred	5.6	5.3	2.3
Paid related to:
Current year	4.1	-	(0.2)
Prior years	1.6	2.6	0.3
Total paid	5.7	2.6	0.1
Net balance at December 31	5.9	6.0	3.3
Plus: Reinsurance recoverables	3.7	11.0	14.2
Balance at December 31	$ 9.6	$ 17.0	$ 17.5

The liability for unpaid accident and health claims is included in policy liabilities and accruals on the Balance Sheets.

C-39

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9. Income Taxes

  The Company files a consolidated federal income tax return with its parent, ReliaStar Life. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory federal tax rate.

Income taxes from continuing operations consist of the following:

	Year ended December 31,
	2004	2003	2002
Current tax expense:
Federal	$ 25.0	$ 20.9	$ 14.3
Total current tax expense	25.0	20.9	14.3
Deferred tax expense:
Federal	(8.4)	5.4	3.5
Total deferred tax (benefit) expense	(8.4)	5.4	3.5
Total income tax expense	$ 16.6	$ 26.3	$ 17.8

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,
	2004	2003	2002
Income from continuing operations
before income taxes	$ 47.4	$ 80.2	$ 50.4
Tax rate	35%	35%	35%

Income tax at federal statutory rate	16.6	28.1	17.6
Tax effect of:
Refinement of deferred tax balances	-	(1.5)	-
Other	-	(0.3)	0.2
Income tax expense	$ 16.6	$ 26.3	$ 17.8

C-40

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

	2004	2003
Deferred tax assets:
Deferred policy acquisition costs	$ -	$ 4.7
Insurance reserves	48.2	47.9
Investment losses	5.8	10.2
Legal reserve	4.9	5.1
Premiums	5.5	-
Other	3.9	1.3
Total gross assets	68.3	69.2
Deferred tax liabilities:
Present value of future profits	(12.3)	(17.1)
Deferred policy acquisition costs	(1.3)	-
Net unrealized capital gains	(20.6)	(26.2)
Other	(1.6)	(5.7)
Total gross liabilities	(35.8)	(49.0)
Net deferred income tax asset	$ 32.5	$ 20.2

Net unrealized capital gains and losses are presented as a component of other comprehensive income in shareholder's equity, net of deferred taxes.

  Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Job Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $11.3 million.

  The Company establishes reserves for probable proposed adjustments by various taxing authorities. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through 1999. There were no material adjustments made as a result of the examinations. The Service has commenced its examinations for the years 2000 through 2001. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

C-41

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

10. Benefit Plans

  The Company utilizes the employees of ING and its affiliates, primarily ReliaStar Life. Benefit charges to the Company for the years ended December 31, 2004 and 2003 were not significant. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2004. During 2004 and 2003, the Company was not allocated charges related to the ING America Supplemental Executive Retirement Plan that covers certain employees of the Company.

  ING North America Insurance Corporation ("ING North America") sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates are eligible to participate, including the Company's employees. During 2004, 2003 and 2002, the Company matching contribution charges associated with the Savings Plan were not significant.

  In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain health care insurance benefits for retired employees and their eligible dependents. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. No post-retirement health care benefit charges were allocated to the Company for the years ended December 31, 2004, 2003 and 2002.

C-42
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11. Related Party Transactions
Operating Agreements

The Company has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

    Underwriting agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $2.2, $1.3, and $0.1, respectively.

  Investment advisory agreement with ING Investment Management, LLC ("IIM"), an affiliate, effective January 1, 2001 and amended September 1, 2004, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2004, 2003, and 2002 the Company incurred fees of $1.3, $1.5 and $2.2, respectively, under this agreement.

  Services agreement between the Company and its affiliates effective March 1, 2003, and amended effective August 1, 2004. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement were incurred in the amount of $34.5, $18.5, and $21.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

C-43
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

  RLNY cedes life business to its parent, ReliaStar Life under two reinsurance agreements. Both agreements were put in place to reinsure amounts in excess of RLNY's stated retention and continue to accept new business on an ongoing basis. The first reinsurance agreement, effective April 1, 1984 transfers the mortality risk on a YRT basis on Individual Ordinary Life, Waiver of Premium Disability and Accidental Death insurance directly issued by RLNY (or its predecessor). Under the second reinsurance agreement, effective January 15, 1996, ReliaStar Life coinsures all risk on level term life insurance products directly issued by RLNY (or its predecessor). Under both reinsurance agreements, reinsurance premiums are paid annually in advance and are accounted for and settled on a quarterly or more frequent basis. Payment in settlement of the reinsurance under a claim approved and paid by RLNY for a life reinsured under these agreements is made by the reinsurer upon receipt of the claim papers. The reinsurance recoverable for unpaid losses under these agreements was $0.8 and $1.2, as of December 31, 2004 and 2003, respectively.

Reciprocal Loan Agreement

  RLNY maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement during the period from February 1, 2003 to January 31, 2004 and during the period from February 1, 2004 to January 31, 2005, the Company and ING AIH could borrow from one another up to 5% of RLNY's statutory admitted assets as of the preceding December 31.

  Interest on any RLNY borrowing or on any ING AIH borrowing is charged at a rate based on the prevailing rate of U.S. commercial paper available for purchase with similar duration. Under this agreement, the Company did not incur significant interest income or interest expense for the years ended December 31, 2004, 2003 and 2002. At December 31, 2004, the Company did not have any balances receivable/payable from/to ING AIH.

Tax Allocation Agreement

  The Company files a consolidated federal income tax return with its parent, ReliaStar Life Insurance Company. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory tax rate.

C-44

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12. Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $30.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company did not incur significant interest expense for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004, the Company had a $2.3 balance payable to the Bank. At December 31, 2003, the Company did not have any balances payable to the Bank. The balance payable to the Bank is include in other liabilities on the Balance Sheets.

  The Company also maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $30.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur significant interest expense for the years ended December 31, 2004, 2003 and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

13. Reinsurance
The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company's retention limits as stated below.

  At December 31, 2004, RLNY had reinsurance treaties with 39 authorized unaffiliated reinsurers and 4 affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

C-45
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  The Company's retention limit is $300,000 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risk assumed. RLNY obtained letters of credit for reinsurers that are not registered in the State of New York. Letters of credit totaling $11.9 were obtained from various banks, including Fleet Bank, JPMorgan/Chase Bank, Chase Manhattan Bank, US Bank, Bank One, and Mellon Bank, as well as a line of credit pool of 17 banks that provides coverage to RLNY and its affiliates.

At December 31, 2004 and 2003, net recoverables were comprised of the following:

	2004	2003
Claims recoverable from reinsurers	$ 23.8	$ 14.7
Payable for reinsurance premiums	(27.7)	(15.4)
Reinsurance ceded	77.5	58.1
Other	10.6	7.7
Total	$ 84.2	$ 65.1

Premiums, interest credited and other benefits to contractowners and policyholders included the following premiums ceded and reinsurance recoveries:

	Year ended December 31,
	2004	2003	2002
Premiums ceded under reinsurance	$ 41.4	$ 36.0	$ 36.5
Reinsurance recoveries	20.8	11.8	7.9

C-46
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14. Commitments and Contingent Liabilities

Leases

  For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $0.2, $0.4 and $0.3. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2007 are estimated to be $0.1, $0.1, and $0.1, respectively. Minimal payments are estimated for years ended December 31, 2008 and 2009, and no future net minimum payment is estimated thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004 and 2003, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $15.4 and $28.9, respectively.

Litigation

  The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

C-47
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

C-48
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

C-49
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of ReliaStar Life Insurance Company)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

15. Reclassifications and Changes to prior Year Presentation

  During 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances primarily related to short-term investments and interest credited to contractholders for investment type contracts. As a result of these adjustments, the Company has labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

	Previously
	Reported	Adjustment	Restated
Year ended December 31, 2003
Net cash provided by (used for) operating activities	$ (11.9)	$ 17.8	$ 5.9
Net cash used for investing activities	(37.8)	(40.8)	(78.6)
Net cash provided by (used for) financing activities	57.7	(30.5)	27.2

Year ended December 31, 2002
Net cash provided by (used for) operating activities	$ 25.2	$ 72.5	$ 97.7
Net cash used for investing	(61.3)	32.1	(29.2)
Net cash provided by (used for) financing activities	50.2	(50.6)	(0.4)

C-50

333-117617	April 2005
PART C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)

  Amendment to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(2)

  Distribution Agreement, dated as of August 1, 2004, between ReliaStar Life Insurance Company of New York and ING America Equities, Inc. (Incorporated by reference to Post Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

	(3)	Specimens of WSSI Selling Agreements. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
(4)

  Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18. 2002.)

(d)	(1)	Flexible Premium Variable Life Insurance Policy.
	(2)	Form of Accelerated Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-19123, as filed on May 9, 1997.)
	(3)	Form of Accidental Death Benefit Rider. ((Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(4)	Form of Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(5)	Form of Insured's Cost of Living Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(6)	Form of Total Disability Specified Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(7)	Form of Waiver of Monthly Deduction Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(8)	Full Death Benefit Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(9)	Extended Death Benefit Guarantee Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(10)	Modification Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(11)	Interest Rate Guarantee Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
(e)	(1)	Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)	Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

  Participation Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

(b)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

  Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

  Service Agreement dated as of August 8, 1997 between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

	(3)	(a)

  Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

  Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

  Participation Agreement dated as of March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

  Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

  Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(d)

  Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

  Amendment No. 5 to Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-117617, as filed on April 7, 2005.)

(g)

  Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(h)

  Participation Agreement dated March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Registration Statement to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(i)

  Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(j)

  Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(k)

  Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(l)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(m)

  Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(n)

  Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

(o)

  Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(p)

  Form of Service Contract with Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, File Number 333-19123, as filed on May 9, 1997.)

(q)

  Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File Number 333-19123, as filed on May 9, 1997.)

	(5)	(a)

  Participation Agreement dated as of May 1, 2002 by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(6)	(a)	Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc.
	(7)	(a)

  Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

  Amendment dated as of March 13, 2002 to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

  Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

  Service Agreement effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(e)

  Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2002 by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

  Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement dated December 6, 2001 by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(8)	(a)

  Participation Agreement dated as of May 1, 2002 by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(9)	(a)

  Participation Agreement dated as of May 1, 2001 by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

  Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

  Amendment dated as of August 30, 2002 to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(10)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

  Amendment dated as of October 8, 1998 to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

  Amendment dated as of January 6,1999 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

  Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

  Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, as filed on April 18, 2002.)

	(11)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Banker's Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

  Letter Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Neuberger Berman Management Incorporated. (Incorporated by reference to Pose-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

  Participation Agreement by and between ReliaStar's Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York, OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

  Participation Agreement dated as of January 8, 1997 by and among Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, as filed on May 9, 1997.)

(b)

  Amendment No. 1 dated as of March 3, 1998 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

  Amendment No. 2 dated as of March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

  Amendment No. 3 dated as of March 30, 2001 to Participation Agreement among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(i)	(1)

  Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.).

(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401			Director, President and Chief Executive Officer
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156			Director and Senior Vice President
R. Michael Conley*			Director
Ulric S. Haynes, Jr.*			Director
Audrey R. Kavanagh, 100 Washington Square, Minneapolis, MN 55401			Director
James F. Lille*			Director
Gregory G. McGreevey, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director and Vice President, Investments
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380			Director and Senior Vice President
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156			Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165			Director
Ross M. Weale, Putnam County Economic Development Corporation, 34 Gleneida Avenue, Carmel, NY 10512			Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, Senior Vice President and Chief Financial Officer
Michael L. Emerson, 20 Washington Avenue S, Minneapolis, MN 55401			CEO, ING Re
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797			Executive Vice President and Chief Administrative Officer
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
James R. McInnis, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Curtis W. Olson, 20 Washington Avenue S, Minneapolis, MN 55401			Senior Vice President
Harry N. Stout, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005.			Vice President, Chief Compliance Officer and Assistant Secretary
Howard L. Rosen, 1475 Dunwoody Drive, West Chester, PA 19380			Vice President and Appointed Actuary
Roger W. Fisher, 5780 Powers Ferry Road, NW., Atlanta, GA 30327			Vice President and Chief Accounting Officer
Kimberly M. Curley, 1290 Broadway, Denver CO 80203			Vice President and Illustration Actuary
John D. Currier, 1475 Dunwoody Drive, West Chester, PA 19380			Vice President and Illustration Actuary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Treasurer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703			Vice President
Chad M. Eslinger, 2001 21st Avenue N.W., Minot, ND 58703			Vice President
Deborah C. Hancock, 1290 Broadway, Denver CO 80203			Vice President
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156			General Counsel
Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401			Secretary
*			These Directors and Officers do not have a business address.
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 29	Indemnification

  ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of New York, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

  Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 30	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$594,755
*

  Includes payments to agents/registered representatives, broker/dealers and regional managers/brokerage general agents; expense allowances; and payments to ING Financial Partners, Inc. as a marketing allowance.

Item 31	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

  ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to this Registration Statement on Form N-6 (File No. 333-117617) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 8th day of April, 2005.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ James R. Gelder*
James R. Gelder President and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities indicated and on the date indicated.
Signature	Title	Date

/s/ James R. Gelder*	Director, President and Chief Executive Officer
James R. Gelder	(principal executive officer)

/s/ Brian D. Comer*	Director
Brian D. Comer

/s/ R. Michael. Conley*	Director
R. Michael Conley

/s/ Ulric S. Haynes, Jr.*	Director
Ulric S. Haynes, Jr.

/s/ Audrey R. Kavanagh*	Director
Audrey R. Kavanagh

/s/ James F. Lille*	Director	April
James F. Lille		8, 2005

/s/ Gregory G. McGreevey*	Director
Gregory G. McGreevey

/s/ Stephen J. Preston*	Director
Stephen J. Preston

/s/ Catherine H. Smith*	Director
Catherine H. Smith

/s/ Mark A. Tullis*	Director
Mark A. Tullis

/s/ Charles B. Updike*	Director
Charles B. Updike

/s/ Ross M. Weale*	Director
Ross M. Weale

/s/ David A. Wheat*	Director, Sr. Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Roger W. Fisher*	Vice President and Chief Accounting Officer
Roger W. Fisher	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

26((k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm